UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02031

MFS SERIES TRUST V

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue, Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2020

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

March 31, 2020

MFS® International New Discovery Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

MIO-SEM

MFS® International New Discovery Fund

Contact information	back cover

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

During the first quarter of 2020, equity prices experienced their fastest 30% fall in history and market volatility reached levels not seen since the global financial crisis.

Optimism heading into the year — on receding trade and geopolitical risk along with easier central bank policies — was overwhelmed in February as the health effects of a novel coronavirus, COVID-19, spread beyond China’s borders, ultimately impacting more than 187 countries. The global pandemic prompted many governments to take drastic action to slow the spread of the virus, such as quarantines, school and business closures, and prohibitions on public gatherings. While these were important steps to protect the public health, they came at a cost: greater market volatility and an abrupt downturn in economic growth.

Global central banks have taken aggressive, coordinated steps to cushion the economic and market fallout related to the virus, and governments are undertaking unprecedented levels of fiscal stimulus. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery. In the aftermath of the crisis, there are likely to be societal changes as households, businesses, and governments adjust to a new reality, and these alterations could change the investment landscape. Occurrences such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and our global research platform has been built to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

May 15, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
OBIC Co. Ltd.	3.3%
LEG Immobilien AG	2.0%
Croda International PLC	1.8%
Symrise AG	1.7%
Amadeus IT Holding S.A.	1.6%
Just Eat Takeaway.com	1.6%
Cellnex Telecom S.A.	1.3%
CTS Eventim AG	1.2%
Sika AG	1.2%
Nomura Research Institute Ltd.	0.9%

GICS equity sectors (g)
Industrials	17.2%
Consumer Discretionary	13.7%
Information Technology	13.6%
Consumer Staples	11.2%
Materials	10.7%
Financials	9.0%
Health Care	7.0%
Communication Services	6.1%
Real Estate	4.9%
Utilities	1.2%
Energy	0.9%

Issuer country weightings (x)
Japan	25.5%
United Kingdom	14.6%
Germany	9.0%
United States	4.6%
Australia	3.5%
Spain	3.5%
Netherlands	3.1%
Hong Kong	3.0%
India	2.9%
Other Countries	30.3%

Currency exposure weightings (y)
Japanese Yen	25.5%
Euro	22.5%
British Pound Sterling	15.5%
United States Dollar	5.8%
Hong Kong Dollar	3.8%
Australian Dollar	3.5%
Swiss Franc	2.8%
Indian Rupee	2.7%
Brazilian Real	2.3%
Other Currencies	15.6%

2

Portfolio Composition – continued

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of March 31, 2020.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, October 1, 2019 through March 31, 2020

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2019 through March 31, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/19	Ending Account Value 3/31/20	Expenses Paid During Period (p) 10/01/19-3/31/20
A	Actual	1.27%	$1,000.00	$820.69	$5.78
	Hypothetical (h)	1.27%	$1,000.00	$1,018.65	$6.41
B	Actual	2.02%	$1,000.00	$817.64	$9.18
	Hypothetical (h)	2.02%	$1,000.00	$1,014.90	$10.18
C	Actual	2.02%	$1,000.00	$817.63	$9.18
	Hypothetical (h)	2.02%	$1,000.00	$1,014.90	$10.18
I	Actual	1.02%	$1,000.00	$821.91	$4.65
	Hypothetical (h)	1.02%	$1,000.00	$1,019.90	$5.15
R1	Actual	2.02%	$1,000.00	$817.67	$9.18
	Hypothetical (h)	2.02%	$1,000.00	$1,014.90	$10.18
R2	Actual	1.52%	$1,000.00	$819.72	$6.91
	Hypothetical (h)	1.52%	$1,000.00	$1,017.40	$7.67
R3	Actual	1.27%	$1,000.00	$820.99	$5.78
	Hypothetical (h)	1.27%	$1,000.00	$1,018.65	$6.41
R4	Actual	1.02%	$1,000.00	$821.69	$4.65
	Hypothetical (h)	1.02%	$1,000.00	$1,019.90	$5.15
R6	Actual	0.90%	$1,000.00	$822.18	$4.10
	Hypothetical (h)	0.90%	$1,000.00	$1,020.50	$4.55
529A	Actual	1.28%	$1,000.00	$820.89	$5.83
	Hypothetical (h)	1.28%	$1,000.00	$1,018.60	$6.46
529B	Actual	1.39%	$1,000.00	$820.27	$6.33
	Hypothetical (h)	1.39%	$1,000.00	$1,018.05	$7.01
529C	Actual	2.07%	$1,000.00	$817.33	$9.40
	Hypothetical (h)	2.07%	$1,000.00	$1,014.65	$10.43

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

For the period from December 1, 2019 through March 31, 2020, the distribution fee for Class 529B was not imposed. Had the distribution fee been imposed throughout the entire six month period, the annualized expense ratio, the actual expenses paid during the period,

5

Expense Table – continued

and the hypothetical expenses paid during the period would have been approximately 2.07%, $9.42, and $10.43 for Class 529B. See Note 3 in the Notes to Financial Statements for additional information.

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A shares, this rebate reduced the expense ratio above by 0.04%. See Note 3 in the Notes to Financial Statements for additional information.

6

PORTFOLIO OF INVESTMENTS

3/31/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 95.1%
Aerospace - 1.5%
Embraer S.A., ADR (a)	302,583	$2,239,114
LISI Group	630,127	11,633,749
Meggitt PLC	1,482,781	5,371,583
MTU Aero Engines Holding AG	177,502	26,004,521
Saab AB, “B”	522,032	10,032,882
Singapore Technologies Engineering Ltd.	12,378,800	27,172,657

		$82,454,506
Airlines - 0.8%
Aena S.A.	58,797	$6,416,641
Enav S.p.A.	4,933,081	21,707,165
Grupo Aeroportuario del Pacifico S.A.B. de C.V.	598,741	3,215,244
Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	92,485	8,706,538
Stagecoach Group PLC	2,528,767	2,195,546

		$42,241,134
Alcoholic Beverages - 0.9%
Carlsberg Group	132,479	$15,065,863
China Resources Beer Holdings Co. Ltd.	3,130,000	14,207,339
Compania Cervecerias Unidas S.A., ADR	435,271	5,823,926
Davide Campari-Milano S.p.A.	1,907,227	13,718,720

		$48,815,848
Apparel Manufacturers - 0.6%
Burberry Group PLC	574,654	$9,401,413
Coats Group PLC	6,942,104	3,648,793
Pacific Textiles Holdings Ltd.	38,809,000	18,591,707

		$31,641,913
Automotive - 2.6%
Autoliv, Inc., SDR	72,648	$3,476,310
Cie Plastic Omnium S.A.	491,211	6,917,208
Daikyonishikawa Corp.	332,421	1,517,430
Hella KGaA Hueck & Co.	479,646	14,050,282
Hero MotoCorp Ltd.	883,260	18,484,815
Koito Manufacturing Co. Ltd.	645,800	21,855,176
Mahindra & Mahindra Ltd.	4,250,640	15,855,046
NGK Spark Plug Co. Ltd	837,800	11,792,664
Stanley Electric Co. Ltd.	871,131	17,164,992

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Automotive - continued
USS Co. Ltd.	2,280,200	$31,407,996

		$142,521,919
Biotechnology - 0.1%
Abcam PLC	495,341	$7,075,242

Broadcasting - 0.3%
4imprint Group PLC	76,344	$1,830,159
Nippon Television Holdings, Inc.	610,800	6,821,941
Proto Corp.	1,137,400	9,016,017

		$17,668,117
Brokerage & Asset Managers - 2.7%
ASX Ltd.	272,411	$13,137,930
Daiwa Securities Group, Inc.	2,388,000	9,262,667
Euronext N.V.	131,888	9,824,337
Hargreaves Lansdown PLC	770,285	13,198,600
Japan Exchange Group, Inc.	145,300	2,567,395
Moscow Exchange MICEX-RTS PJSC	7,428,305	9,197,898
Partners Group Holding AG	3,641	2,518,409
Rathbone Brothers PLC	1,045,510	19,453,447
Schroders PLC	1,105,372	33,951,723
TMX Group Ltd.	469,982	34,988,996

		$148,101,402
Business Services - 7.7%
Aeon Delight Co. Ltd.	295,700	$9,060,230
Amadeus Fire AG (a)	182,525	15,641,540
AS ONE Corp.	179,200	15,811,953
Auto Trader Group PLC	5,890,815	32,128,865
Babcock International Group PLC	1,393,969	6,607,517
Brenntag AG	278,245	10,511,981
Bunzl PLC	1,028,727	20,742,125
Cancom SE	416,017	17,846,687
Cerved Information Solutions S.p.A.	5,092,614	30,442,211
Compass Group PLC	2,645,590	41,336,314
DKSH Holding Ltd. (a)	45,850	2,287,498
Doshisha Co. Ltd.	141,800	1,682,347
Electrocomponents PLC	4,785,553	30,554,604
IMF Bentham Ltd.	2,924,635	6,784,755
Intertek Group PLC	725,667	42,414,464
IPH Ltd.	6,930,470	31,187,279
Johnson Service Group PLC	1,166,118	1,494,785
Karnov Group AB (a)	1,201,680	6,279,844

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
Meitec Corp.	371,900	$14,800,380
Midland IC&I Ltd. (a)	21,556,500	244,684
Nomura Research Institute Ltd.	2,417,100	51,071,604
SAN-AI OIL Co. Ltd.	1,475,100	15,432,543
Sodexo	167,101	11,323,214
Sohgo Security Services Co. Ltd.	255,700	12,457,579

		$428,145,003
Cable TV - 0.2%
NOS, SGPS S.A.	2,643,538	$8,867,157

Chemicals - 0.2%
Orica Ltd.	1,258,415	$11,805,724

Computer Software - 4.5%
Fuji Soft, Inc.	339,500	$10,916,531
OBIC Business Consultants Co. Ltd.	157,800	6,427,938
OBIC Co. Ltd.	1,406,300	183,714,136
Oracle Corp.	255,700	22,323,408
SCSK Corp.	341,900	15,243,932
Wisetech Global Ltd. (l)	930,478	9,702,766

		$248,328,711
Computer Software - Systems - 3.7%
Alten S.A.	73,144	$5,257,235
Amadeus IT Group S.A.	1,926,949	91,386,413
Comture Corp.	667,200	13,562,323
EMIS Group PLC	534,126	6,937,938
Globant S.A. (a)	48,985	4,304,802
Linx S.A.	2,347,200	7,521,195
NS Solutions Corp.	1,268,900	30,933,227
SimCorp A/S	68,439	5,773,097
Temenos AG	104,582	13,713,268
Venture Corp. Ltd.	2,727,700	25,925,449

		$205,314,947
Conglomerates - 0.9%
Ansell Ltd.	1,332,982	$22,717,573
DCC PLC	419,603	26,464,130

		$49,181,703
Construction - 2.1%
Bellway PLC	610,687	$16,289,794
Breedon Group PLC (a)	10,754,682	9,030,272

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Construction - continued
CEMEX Latam Holdings S.A. (a)	1,062,745	$389,830
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	1,487,700	4,045,573
Forterra PLC	6,232,913	13,672,198
Ibstock PLC	4,191,582	7,891,452
Kingspan Group PLC	100,826	5,394,184
PT Indocement Tunggal Prakarsa Tbk	20,153,800	15,397,207
Reliance Worldwide Corp. (l)	1,248,587	1,981,685
Rinnai Corp.	89,900	6,372,561
Somfy S.A.	79,888	6,784,353
Techtronic Industries Co. Ltd.	3,969,000	25,568,121
Toto Ltd.	145,700	4,849,932

		$117,667,162
Consumer Products - 2.4%
Dabur India Ltd.	1,800,271	$10,613,302
Essity AB	1,046,558	32,273,037
Kobayashi Pharmaceutical Co. Ltd.	273,600	25,362,828
Lion Corp.	1,082,500	23,224,249
Milbon Co. Ltd.	123,992	6,264,358
Mitsubishi Pencil Co. Ltd.	231,500	3,049,792
PZ Cussons PLC	364,404	874,431
Uni-Charm Corp.	883,600	33,176,842

		$134,838,839
Consumer Services - 2.0%
51job, Inc., ADR (a)	498,506	$30,603,283
Anima Holdings S.A. (a)	2,733,658	10,032,690
Asante, Inc.	170,200	2,400,089
Cogna Educacao S.A.	2,301,416	1,771,649
Heian Ceremony Service Co.	363,967	2,653,038
Kakaku.com, Inc.	289,200	5,307,296
Localiza Rent a Car S.A.	1,352,383	6,845,071
MakeMyTrip Ltd. (a)	1,069,505	12,785,932
Moneysupermarket.com Group PLC	6,225,693	23,500,384
Park24 Co. Ltd.	358,200	5,244,254
Rakuten	119,300	905,101
Seek Ltd.	663,791	6,227,360
Webjet Ltd. (l)	1,149,685	2,961,323

		$111,237,470
Containers - 2.1%
Fuji Seal International, Inc.	1,662,300	$29,446,695
Gerresheimer AG	413,397	26,416,164
Lock & Lock Co. Ltd. (a)	1,083,923	7,956,361

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Containers - continued
Mayr-Melnhof Karton AG	147,109	$18,333,857
SIG Combibloc Group AG	508,824	7,623,672
Verallia	185,463	4,602,311
Viscofan S.A.	409,208	22,420,933

		$116,799,993
Electrical Equipment - 2.4%
Advantech Co. Ltd.	1,686,748	$13,916,096
Bharat Heavy Electricals Ltd.	14,453,222	3,973,854
Cembre S.p.A.	542,264	8,827,792
IMI PLC	629,734	5,824,751
Legrand S.A.	604,998	38,876,966
LS Industrial Systems Co. Ltd.	663,084	18,603,970
OMRON Corp.	208,121	10,827,173
Spectris PLC	305,836	9,291,904
Voltronic Power Technology Corp.	1,142,612	23,680,767

		$133,823,273
Electronics - 2.7%
Amano Corp.	246,720	$5,452,219
ASM International N.V.	238,728	23,886,164
ASM Pacific Technology Ltd.	1,578,700	14,729,737
Halma PLC	875,550	20,801,857
Hirose Electric Co. Ltd.	87,800	9,106,540
Iriso Electronics Co. Ltd.	218,500	6,450,868
JEOL Ltd.	346,200	8,431,129
Kardex AG	110,015	15,430,675
Silicon Motion Technology Corp., ADR	629,098	23,062,733
Toshiba Tec Corp.	209,700	6,604,778
Tripod Technology Corp.	3,263,000	10,071,522
Zuken, Inc.	333,300	7,062,863

		$151,091,085
Energy - Independent - 0.0%
Gran Tierra Energy, Inc. (a)(l)	2,243,645	$573,945
Seven Generations Energy Ltd. (a)	642,004	707,103
TORC Oil & Gas Ltd.	693,989	310,675

		$1,591,723
Energy - Integrated - 0.1%
Cairn Energy PLC (a)	2,457,093	$2,352,017
Galp Energia SGPS S.A.	394,349	4,502,390

		$6,854,407

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Engineering - Construction - 0.0%
JGC Holdings Corp.	257,000	$2,061,475

Entertainment - 1.3%
CTS Eventim AG	1,459,271	$67,209,763
PVR Ltd.	452,620	7,082,653

		$74,292,416
Food & Beverages - 5.3%
Arca Continental S.A.B. de C.V.	1,314,302	$5,297,098
ARIAKE JAPAN Co. Ltd.	143,600	9,024,375
AVI Ltd.	4,871,301	19,168,721
Bakkafrost P/f	599,801	28,534,892
BRF S.A. (a)	759,900	2,206,826
Britvic PLC	655,513	5,695,950
Cranswick PLC	211,277	9,675,501
Ezaki Glico Co. Ltd.	454,000	19,046,652
Greencore Group PLC	1,183,806	2,425,434
Grupo Lala S.A.B. de C.V. (l)	5,125,977	2,316,386
Kerry Group PLC	206,732	23,700,375
Kikkoman Corp.	264,600	11,266,715
Morinaga & Co. Ltd.	476,800	19,533,613
Orion Corp.	438,659	41,225,521
Ridley Corp. NPV	14,742,449	6,228,348
S Foods, Inc.	695,400	14,402,781
Shenguan Holdings Group Ltd.	13,203,505	506,813
Tata Consumer Products Ltd.	7,352,126	28,315,737
Tate & Lyle PLC	439,814	3,571,909
Tingyi (Cayman Islands) Holdings Corp.	17,074,000	27,816,449
Universal Robina Corp.	8,661,400	17,711,081

		$297,671,177
Food & Drug Stores - 1.4%
Cia Brasileira de Distribuicao	725,300	$9,260,099
Cosmos Pharmaceutical Corp.	45,700	10,931,672
Dairy Farm International Holdings Ltd.	6,359,109	29,251,901
Japan Meat Co. Ltd.	253,700	5,189,641
Matsumotokiyoshi Holdings Co. Ltd.	90,800	3,318,707
San-A Co. Ltd.	87,700	3,663,317
Spencer’s Retail Ltd. (a)	723,473	698,418
Sundrug Co. Ltd.	560,200	17,979,382

		$80,293,137

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Forest & Paper Products - 0.3%
Suzano S.A.	1,375,800	$9,476,316
Valmet Oyj (a)	516,500	10,138,848

		$19,615,164
Furniture & Appliances - 0.5%
SEB S.A.	208,906	$26,069,085
Zojirushi Corp.	339,400	4,655,742

		$30,724,827
Gaming & Lodging - 1.5%
Flutter Entertainment PLC	458,048	$41,464,451
Genting Berhad	13,067,100	11,210,326
Shangri-La Asia Ltd.	29,944,000	20,248,293
Tabcorp Holdings Ltd.	5,286,648	8,386,332

		$81,309,402
General Merchandise - 1.3%
B&M European Value Retail S.A.	2,221,563	$7,585,382
Dollarama, Inc.	1,503,831	41,717,873
Lojas Renner S.A.	1,492,010	9,636,430
Magazine Luiza S.A.	942,400	7,071,491
Seria Co. Ltd.	272,400	7,887,931

		$73,899,107
Health Maintenance Organizations - 0.2%
Notre Dame Intermedica Participacoes S.A.	742,040	$6,420,607
Odontoprev S.A.	2,567,600	7,155,145

		$13,575,752
Insurance - 1.8%
Admiral Group PLC	212,870	$5,873,768
AUB Group Ltd.	2,453,836	14,504,056
Hiscox Ltd.	2,742,022	31,504,256
Samsung Fire & Marine Insurance Co. Ltd.	168,976	21,135,194
Sony Financial Holdings, Inc.	876,900	14,821,980
Steadfast Group Ltd.	7,053,736	11,039,402

		$98,878,656
Internet - 1.5%
Demae-Can Co. Ltd.	322,000	$3,131,999
PChome Online, Inc. (a)	3,972,504	9,072,413
Rightmove PLC	5,510,970	33,236,840
Scout24 AG	616,732	37,240,607

		$82,681,859

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Leisure & Toys - 0.3%
Kawai Musical Instruments Manufacturing Co. Ltd.	5,800	$130,429
Thule Group AB	906,472	15,782,702

		$15,913,131
Machinery & Tools - 4.1%
Aalberts Industries N.V.	736,340	$17,483,365
Carel Industries S.p.A.	203,591	2,595,688
Doosan Bobcat, Inc.	1,102,777	15,970,776
Fujitec Co. Ltd.	722,200	9,306,930
Fujitsu General Ltd.	524,400	9,474,281
Fukushima Galilei Co. Ltd.	218,900	6,891,463
GEA Group AG	1,624,502	33,548,895
Haitian International Holdings Ltd.	13,384,000	24,859,514
MISUMI Group, Inc.	225,900	4,926,148
MonotaRO Co. Ltd.	389,300	10,344,258
Nabtesco Corp.	482,500	11,129,751
Nissei ASB Machine Co. Ltd.	151,400	4,394,189
NOHMI BOSAI Ltd.	361,000	6,696,247
Obara Group, Inc.	128,500	2,758,183
PT United Tractors Tbk	21,209,700	21,919,539
Rational AG	4,704	2,520,577
Rotork PLC	1,720,822	4,635,893
Shima Seiki Manufacturing Ltd.	191,900	2,536,400
Spirax-Sarco Engineering PLC	150,910	15,244,593
T.K. Corp.	828,332	4,379,128
THK Co. Ltd.	230,800	4,712,275
VAT Group AG	75,145	10,410,776

		$226,738,869
Medical & Health Technology & Services - 0.9%
Eurofins Scientific SE	3,712	$1,840,108
Fleury S.A.	1,273,961	4,962,370
Hogy Medical Co. Ltd.	79,600	2,491,086
ICON PLC (a)	29,267	3,980,312
Miraca Holdings, Inc.	99,000	2,088,717
Ramsay Health Care Ltd.	357,306	12,518,237
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	2,590,718	2,896,647
Sonic Healthcare Ltd.	1,262,430	18,892,748

		$49,670,225
Medical Equipment - 3.0%
Demant A.S. (a)	271,692	$6,044,646
Eiken Chemical Co. Ltd.	753,900	13,743,697
Fukuda Denshi Co. Ltd.	68,400	5,343,501

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical Equipment - continued
Nakanishi, Inc.	1,674,900	$22,269,125
Nihon Kohden Corp.	521,600	19,639,910
Sagami Rubber Industries Co. Ltd.	264,700	3,402,343
Shimadzu Corp.	624,700	16,443,923
Smith & Nephew PLC	1,794,613	31,846,455
Sonova Holding AG	121,046	21,853,180
Terumo Corp.	733,200	25,214,363

		$165,801,143
Metals & Mining - 0.4%
Iluka Resources Ltd.	2,666,873	$11,775,641
MOIL Ltd.	6,090,545	8,248,064

		$20,023,705
Natural Gas - Distribution - 0.5%
Italgas S.p.A.	5,404,567	$29,624,825

Network & Telecom - 0.5%
VTech Holdings Ltd.	3,825,465	$27,592,357

Oil Services - 0.0%
Aker Solutions ASA (a)	3,076,927	$1,632,512
TechnipFMC PLC	134,838	926,175

		$2,558,687
Other Banks & Diversified Financials - 3.9%
Aeon Financial Service Co. Ltd.	2,106,800	$22,535,467
AEON Thana Sinsap Public Co. Ltd.	2,759,200	8,302,613
Banco Macro S.A., ADR	28,241	479,532
Bancolombia S.A., ADR	188,347	4,701,141
Bank of Kyoto Ltd.	193,400	6,154,364
Chiba Bank Ltd.	2,538,451	11,104,814
Credicorp Ltd.	112,947	16,159,327
E.Sun Financial Holding Co. Ltd.	36,064,860	28,919,625
Federal Bank Ltd.	26,502,621	14,380,894
FinecoBank S.p.A.	2,085,746	18,954,325
Grupo Financiero Inbursa S.A. de C.V.	5,288,278	3,798,599
Julius Baer Group Ltd.	391,642	13,371,053
Jyske Bank (a)	562,787	14,084,017
Komercni Banka A.S.	292,214	5,551,135
Metropolitan Bank & Trust Co.	27,226,417	21,412,833
Shizuoka Bank Ltd.	1,025,000	6,236,069
Shriram Transport Finance Co. Ltd.	1,931,725	16,668,153

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - continued
Sydbank A.S. (a)	292,744	$4,156,047

		$216,970,008
Pharmaceuticals - 1.7%
Genomma Lab Internacional S.A., “B” (a)(l)	9,204,363	$7,321,586
Kalbe Farma Tbk PT	333,929,300	24,568,680
Santen Pharmaceutical Co. Ltd.	2,042,300	35,176,631
Virbac S.A. (a)	124,341	22,146,601
Yunnan Baiyao Group Co. Ltd.	646,117	7,792,828

		$97,006,326
Pollution Control - 0.5%
Bingo Industries Ltd.	4,918,421	$5,881,154
Daiseki Co. Ltd.	965,500	20,527,790

		$26,408,944
Precious Metals & Minerals - 0.4%
Agnico-Eagle Mines Ltd.	620,711	$24,779,041

Printing & Publishing - 0.4%
China Literature Ltd. (a)	1,547,400	$6,111,357
Wolters Kluwer N.V.	201,689	14,340,051

		$20,451,408
Railroad & Shipping - 0.5%
DFDS A.S. (a)	181,325	$4,152,011
Sankyu, Inc.	451,400	16,858,303
Senko Group Holdings Co. Ltd.	657,300	5,108,128

		$26,118,442
Real Estate - 4.9%
Ascendas India Trust, REIT	12,556,800	$10,488,857
Big Yellow Group PLC, REIT	797,678	9,947,590
City Developments Ltd.	4,876,000	24,717,778
Concentradora Fibra Danhos S.A. de C.V., REIT	5,808,215	4,759,688
Deutsche Wohnen SE	547,327	20,912,189
Embassy Office Parks REIT	2,472,000	11,460,872
Hibernia PLC, REIT	4,300,372	5,036,939
LEG Immobilien AG	970,904	109,700,339
Midland Holdings Ltd. (a)(h)	43,113,000	5,227,335
Multiplan Empreendimentos Imobiliarios S.A.	3,219,285	11,821,165
Prologis Peroperty Mexico S.A. de C.V., REIT	2,946,613	4,440,570
Shaftesbury PLC, REIT	1,188,223	9,113,632
TAG Immobilien AG	639,688	12,694,000

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Real Estate - continued
Unite Group PLC, REIT	3,225,537	$32,111,613

		$272,432,567
Restaurants - 1.5%
Cafe de Coral Holdings Ltd.	16,092,000	$26,298,198
Elior Group	380,294	2,520,752
Greggs PLC	2,031,823	40,732,960
SSP Group PLC	1,357,649	5,160,053
Whitbread PLC	198,255	7,424,092

		$82,136,055
Specialty Chemicals - 7.8%
Air Water, Inc.	376,000	$5,173,773
Croda International PLC	1,846,895	97,673,467
Elementis PLC	861,140	530,434
Essentra PLC	7,538,373	24,694,307
IMCD Group N.V.	309,259	21,993,788
Japan Pure Chemical Co. Ltd.	41,700	928,046
Kansai Paint Co. Ltd.	1,037,000	19,773,654
Nihon Parkerizing Co. Ltd.	1,049,600	10,932,825
Nitto Denko Corp.	144,400	6,446,008
NOF Corp.	178,900	5,679,461
Orbia Advance Corp. S.A.B. de C.V.	5,840,795	6,423,705
PT Astra Agro Lestari Tbk	15,352,000	5,082,820
PTT Global Chemical PLC	6,126,700	5,694,046
Sika AG	401,632	66,452,599
SK KAKEN Co. Ltd.	74,000	25,326,203
Symrise AG	1,008,493	95,509,861
T. Hasegawa Co. Ltd.	1,493,300	28,202,757
Taisei Lamick Co. Ltd.	219,800	5,129,851
Takasago International Corp.	161,300	3,014,733
Tikkurila Oyj	142,433	1,586,603

		$436,248,941
Specialty Stores - 2.7%
ABC-Mart, Inc.	192,300	$9,644,795
Dufry AG	104,317	3,233,660
Esprit Holdings Ltd. (a)	6,185,199	522,115
Howden Joinery Group PLC	3,432,913	21,744,526
Just Eat Takeaway.com (a)	89,832	6,761,768
Ryohin Keikaku Co. Ltd.	1,433,400	16,088,561
Shimamura Co. Ltd.	52,800	3,189,009
Takeaway.com N.V. (a)	1,182,986	89,179,764

		$150,364,198

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telecommunications - Wireless - 1.6%
Cellnex Telecom S.A.	1,625,905	$74,005,773
Infrastrutture Wireless Italiane S.p.A. (n)	1,249,006	13,571,739

		$87,577,512
Telephone Services - 0.5%
Bezeq-The Israel Telecommunication Corp. Ltd. (a)	5,466,082	$3,963,546
Hellenic Telecommunications Organization S.A.	2,120,009	25,672,974

		$29,636,520
Tobacco - 0.6%
Swedish Match AB	586,372	$33,541,637

Trucking - 2.1%
Freightways Ltd.	1,136,246	$3,728,989
Hamakyorex Co. Ltd.	114,900	2,801,152
Kintetsu World Express, Inc.	277,200	4,072,319
Mainfreight Ltd.	262,213	5,405,779
Seino Holdings Co. Ltd.	3,172,700	34,472,308
SG Holdings Co. Ltd.	1,907,900	45,514,907
Trancom Co. Ltd.	95,100	6,220,307
Yamato Holdings Co. Ltd.	999,100	15,680,249

		$117,896,010
Utilities - Electric Power - 0.5%
CESC Ltd.	2,391,765	$12,802,981
Energisa S.A.	511,100	3,718,092
Engie Brasil Energia S.A.	761,800	5,706,060
Equatorial Energia S.A.	1,608,000	5,446,546

		$27,673,679
Utilities - Water - 0.2%
Aguas Andinas S.A., “A”	20,990,755	$6,180,244
Companhia de Saneamento Basico do Estado de Sao Paulo	485,700	3,655,766

		$9,836,010
Total Common Stocks (Identified Cost, $5,180,281,467)		$5,298,070,490

Preferred Stocks - 0.4%
General Merchandise - 0.1%
Lojas Americanas S.A.	2,335,726	$8,091,274

Metals & Mining - 0.1%
Gerdau S.A.	1,786,200	$3,454,766

18

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Preferred Stocks - continued
Specialty Chemicals - 0.2%
Fuchs Petrolub SE	293,373	$10,424,260
Total Preferred Stocks (Identified Cost, $25,855,964)		$21,970,300

Investment Companies (h) - 4.3%
Money Market Funds - 4.3%
MFS Institutional Money Market Portfolio, 1.28% (v) (Identified Cost, $240,709,665)	240,700,828	$240,748,968

Collateral for Securities Loaned - 0.0%
JPMorgan U.S. Government Money Market Fund, 0.35% (j) (Identified Cost, $161,750)	161,750	$161,750

Other Assets, Less Liabilities - 0.2%		11,131,110
Net Assets - 100.0%		$5,572,082,618

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $245,976,303 and $5,314,975,205, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $13,571,739, representing 0.2% of net assets.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt

See Notes to Financial Statements

19

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/20 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value, including $8,612,171 of securities on loan (identified cost, $5,187,180,388)	$5,314,975,205
Investments in affiliated issuers, at value (identified cost, $259,828,458)	245,976,303
Cash	44,520
Foreign currency, at value (identified cost, $10,033,074)	10,033,423
Receivables for
Investments sold	16,213,142
Fund shares sold	20,829,302
Interest and dividends	26,206,420
Other assets	17,615
Total assets	$5,634,295,930

Liabilities
Payables for
Investments purchased	$50,338,688
Fund shares reacquired	8,618,803
Collateral for securities loaned, at value (c)	161,750
Payable to affiliates
Investment adviser	263,742
Administrative services fee	3,160
Shareholder servicing costs	2,065,429
Distribution and service fees	11,504
Program manager fees	21
Payable for independent Trustees’ compensation	20,022
Deferred country tax expense payable	70,629
Accrued expenses and other liabilities	659,564
Total liabilities	$62,213,312
Net assets	$5,572,082,618

Net assets consist of
Paid-in capital	$5,320,623,689
Total distributable earnings (loss)	251,458,929
Net assets	$5,572,082,618
Shares of beneficial interest outstanding	208,851,666

(c)	Non-cash collateral is not included.

20

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$761,853,755	29,246,327	$26.05
Class B	6,112,946	242,217	25.24
Class C	39,309,599	1,590,019	24.72
Class I	1,249,471,020	46,503,420	26.87
Class R1	1,263,731	52,583	24.03
Class R2	22,730,768	897,698	25.32
Class R3	114,652,870	4,444,513	25.80
Class R4	218,792,606	8,413,451	26.01
Class R6	3,150,105,086	117,153,607	26.89
Class 529A	6,658,010	260,405	25.57
Class 529B	152,079	6,286	24.19
Class 529C	980,148	41,140	23.82

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $27.64 [100 / 94.25 x $26.05] and $27.13 [100 / 94.25 x $25.57], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.

See Notes to Financial Statements

21

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/20 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$47,491,893
Dividends from affiliated issuers	2,551,281
Income on securities loaned	334,062
Foreign taxes withheld	(3,636,678)
Total investment income	$46,740,558
Expenses
Management fee	$30,659,914
Distribution and service fees	1,884,090
Shareholder servicing costs	2,237,442
Program manager fees	2,442
Administrative services fee	277,756
Independent Trustees’ compensation	46,833
Custodian fee	858,642
Shareholder communications	173,807
Audit and tax fees	38,378
Legal fees	31,062
Miscellaneous	164,973
Total expenses	$36,375,339
Fees paid indirectly	(4,081)
Reduction of expenses by investment adviser and distributor	(376,268)
Net expenses	$35,994,990
Net investment income (loss)	$10,745,568

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $331,485 country tax)	$193,606,591
Affiliated issuers	52,754
Foreign currency	521,092
Net realized gain (loss)	$194,180,437
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $3,025,851 decrease in deferred country tax)	$(1,417,138,468)
Affiliated issuers	(140,068)
Translation of assets and liabilities in foreign currencies	219,689
Net unrealized gain (loss)	$(1,417,058,847)
Net realized and unrealized gain (loss)	$(1,222,878,410)
Change in net assets from operations	$(1,212,132,842)

See Notes to Financial Statements

22

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 3/31/20 (unaudited)	Year ended 9/30/19

From operations
Net investment income (loss)	$10,745,568	$77,284,501
Net realized gain (loss)	194,180,437	120,115,649
Net unrealized gain (loss)	(1,417,058,847)	(232,865,622)
Change in net assets from operations	$(1,212,132,842)	$(35,465,472)
Total distributions to shareholders	$(200,001,992)	$(368,030,292)
Change in net assets from fund share transactions	$(2,378,685)	$852,699,261
Total change in net assets	$(1,414,513,519)	$449,203,497

Net assets
At beginning of period	6,986,596,137	6,537,392,640
At end of period	$5,572,082,618	$6,986,596,137

See Notes to Financial Statements

23

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/20		Year ended
Class A			9/30/19	9/30/18	9/30/17		9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$32.56		$35.00	$33.42	$29.34		$26.70	$27.64

Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.29	$0.22	$0.20	(c)	$0.26	$0.25
Net realized and unrealized gain (loss)	(5.65)		(0.82)	2.22	4.54		2.62	(0.88)
Total from investment operations	$(5.64)		$(0.53)	$2.44	$4.74		$2.88	$(0.63)

Less distributions declared to shareholders
From net investment income	$(0.35)		$(0.20)	$(0.28)	$(0.36)		$(0.24)	$(0.31)
From net realized gain	(0.52)		(1.71)	(0.58)	(0.30)		—	—
Total distributions declared to shareholders	$(0.87)		$(1.91)	$(0.86)	$(0.66)		$(0.24)	$(0.31)
Net asset value, end of period (x)	$26.05		$32.56	$35.00	$33.42		$29.34	$26.70
Total return (%) (r)(s)(t)(x)	(17.93	)(n)	(0.85)	7.40	16.69	(c)	10.87	(2.30)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.28	(a)	1.29	1.30	1.33	(c)	1.37	1.37
Expenses after expense reductions (f)	1.27	(a)	1.28	1.29	1.30	(c)	1.33	1.32
Net investment income (loss)	0.04	(a)(l)	0.90	0.62	0.68	(c)	0.92	0.88
Portfolio turnover	13	(n)	14	21	17		13	15
Net assets at end of period (000 omitted)	$761,854		$1,015,817	$1,163,703	$1,224,654		$1,359,996	$1,405,724

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 3/31/20		Year ended
Class B			9/30/19	9/30/18	9/30/17		9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$31.42		$33.86	$32.36	$28.40		$25.83	$26.68

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.12)		$0.04	$(0.05)	$(0.02	)(c)	$0.04	$0.03
Net realized and unrealized gain (loss)	(5.48)		(0.77)	2.16	4.41		2.55	(0.85)
Total from investment operations	$(5.60)		$(0.73)	$2.11	$4.39		$2.59	$(0.82)

Less distributions declared to shareholders
From net investment income	$(0.06)		$—	$(0.03)	$(0.13)		$(0.02)	$(0.03)
From net realized gain	(0.52)		(1.71)	(0.58)	(0.30)		—	—
Total distributions declared to shareholders	$(0.58)		$(1.71)	$(0.61)	$(0.43)		$(0.02)	$(0.03)
Net asset value, end of period (x)	$25.24		$31.42	$33.86	$32.36		$28.40	$25.83
Total return (%) (r)(s)(t)(x)	(18.24	)(n)	(1.57)	6.59	15.81	(c)	10.04	(3.06)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.03	(a)	2.04	2.05	2.07	(c)	2.12	2.12
Expenses after expense reductions (f)	2.02	(a)	2.03	2.03	2.05	(c)	2.08	2.07
Net investment income (loss)	(0.76	)(a)(l)	0.12	(0.14)	(0.06	)(c)	0.16	0.11
Portfolio turnover	13	(n)	14	21	17		13	15
Net assets at end of period (000 omitted)	$6,113		$9,834	$13,212	$15,120		$17,469	$18,975

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 3/31/20		Year ended
Class C			9/30/19	9/30/18	9/30/17		9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$30.80		$33.24	$31.78	$27.93		$25.42	$26.32

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.12)		$0.03	$(0.08)	$(0.01	)(c)	$0.05	$0.03
Net realized and unrealized gain (loss)	(5.36)		(0.76)	2.15	4.32		2.50	(0.83)
Total from investment operations	$(5.48)		$(0.73)	$2.07	$4.31		$2.55	$(0.80)

Less distributions declared to shareholders
From net investment income	$(0.08)		$—	$(0.03)	$(0.16)		$(0.04)	$(0.10)
From net realized gain	(0.52)		(1.71)	(0.58)	(0.30)		—	—
Total distributions declared to shareholders	$(0.60)		$(1.71)	$(0.61)	$(0.46)		$(0.04)	$(0.10)
Net asset value, end of period (x)	$24.72		$30.80	$33.24	$31.78		$27.93	$25.42
Total return (%) (r)(s)(t)(x)	(18.24	)(n)	(1.60)	6.58	15.81	(c)	10.06	(3.04)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.03	(a)	2.04	2.04	2.07	(c)	2.12	2.12
Expenses after expense reductions (f)	2.02	(a)	2.03	2.03	2.05	(c)	2.08	2.07
Net investment income (loss)	(0.75	)(a)(l)	0.10	(0.25)	(0.04	)(c)	0.17	0.12
Portfolio turnover	13	(n)	14	21	17		13	15
Net assets at end of period (000 omitted)	$39,310		$60,916	$84,044	$152,036		$166,306	$166,327

See Notes to Financial Statements

26

Financial Highlights – continued

	Six months ended 3/31/20		Year ended
Class I			9/30/19	9/30/18	9/30/17		9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$33.59		$36.06	$34.41	$30.20		$27.48	$28.45

Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.39	$0.32	$0.32	(c)	$0.33	$0.33
Net realized and unrealized gain (loss)	(5.80)		(0.86)	2.27	4.63		2.71	(0.92)
Total from investment operations	$(5.76)		$(0.47)	$2.59	$4.95		$3.04	$(0.59)

Less distributions declared to shareholders
From net investment income	$(0.44)		$(0.29)	$(0.36)	$(0.44)		$(0.32)	$(0.38)
From net realized gain	(0.52)		(1.71)	(0.58)	(0.30)		—	—
Total distributions declared to shareholders	$(0.96)		$(2.00)	$(0.94)	$(0.74)		$(0.32)	$(0.38)
Net asset value, end of period (x)	$26.87		$33.59	$36.06	$34.41		$30.20	$27.48
Total return (%) (r)(s)(t)(x)	(17.81	)(n)	(0.62)	7.65	16.98	(c)	11.14	(2.07)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	(a)	1.04	1.05	1.07	(c)	1.12	1.12
Expenses after expense reductions (f)	1.02	(a)	1.03	1.04	1.05	(c)	1.08	1.07
Net investment income (loss)	0.22	(a)(l)	1.18	0.87	1.03	(c)	1.15	1.13
Portfolio turnover	13	(n)	14	21	17		13	15
Net assets at end of period (000 omitted)	$1,249,471		$2,049,197	$2,094,665	$1,876,295		$1,670,850	$1,779,171

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 3/31/20		Year ended
Class R1			9/30/19	9/30/18	9/30/17		9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$30.01		$32.44	$31.03	$27.32		$24.82	$25.61

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.13)		$0.04	$(0.07)	$(0.01	)(c)	$0.05	$0.02
Net realized and unrealized gain (loss)	(5.19)		(0.76)	2.09	4.21		2.45	(0.81)
Total from investment operations	$(5.32)		$(0.72)	$2.02	$4.20		$2.50	$(0.79)

Less distributions declared to shareholders
From net investment income	$(0.14)		$—	$(0.03)	$(0.19)		$—	$—
From net realized gain	(0.52)		(1.71)	(0.58)	(0.30)		—	—
Total distributions declared to shareholders	$(0.66)		$(1.71)	$(0.61)	$(0.49)		$—	$—
Net asset value, end of period (x)	$24.03		$30.01	$32.44	$31.03		$27.32	$24.82
Total return (%) (r)(s)(t)(x)	(18.23	)(n)	(1.61)	6.59	15.79	(c)	10.07	(3.08)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.03	(a)	2.04	2.05	2.07	(c)	2.12	2.12
Expenses after expense reductions (f)	2.02	(a)	2.03	2.04	2.05	(c)	2.08	2.07
Net investment income (loss)	(0.82	)(a)(l)	0.14	(0.21)	(0.02	)(c)	0.19	0.06
Portfolio turnover	13	(n)	14	21	17		13	15
Net assets at end of period (000 omitted)	$1,264		$2,320	$2,471	$3,928		$3,265	$3,260

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 3/31/20		Year ended
Class R2			9/30/19	9/30/18	9/30/17		9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$31.63		$34.02	$32.51	$28.56		$25.98	$26.90

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$0.22	$0.12	$0.13	(c)	$0.18	$0.16
Net realized and unrealized gain (loss)	(5.47)		(0.81)	2.17	4.41		2.57	(0.85)
Total from investment operations	$(5.52)		$(0.59)	$2.29	$4.54		$2.75	$(0.69)

Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.09)	$(0.20)	$(0.29)		$(0.17)	$(0.23)
From net realized gain	(0.52)		(1.71)	(0.58)	(0.30)		—	—
Total distributions declared to shareholders	$(0.79)		$(1.80)	$(0.78)	$(0.59)		$(0.17)	$(0.23)
Net asset value, end of period (x)	$25.32		$31.63	$34.02	$32.51		$28.56	$25.98
Total return (%) (r)(s)(t)(x)	(18.03	)(n)	(1.10)	7.13	16.37	(c)	10.61	(2.57)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	(a)	1.54	1.55	1.57	(c)	1.62	1.62
Expenses after expense reductions (f)	1.52	(a)	1.53	1.54	1.55	(c)	1.58	1.57
Net investment income (loss)	(0.32	)(a)(l)	0.71	0.35	0.46	(c)	0.66	0.60
Portfolio turnover	13	(n)	14	21	17		13	15
Net assets at end of period (000 omitted)	$22,731		$43,493	$48,630	$52,892		$54,065	$60,527

See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 3/31/20		Year ended
Class R3			9/30/19	9/30/18	9/30/17		9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$32.25		$34.69	$33.14	$29.11		$26.50	$27.45

Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.29	$0.20	$0.22	(c)	$0.25	$0.24
Net realized and unrealized gain (loss)	(5.58)		(0.83)	2.21	4.48		2.61	(0.88)
Total from investment operations	$(5.57)		$(0.54)	$2.41	$4.70		$2.86	$(0.64)

Less distributions declared to shareholders
From net investment income	$(0.36)		$(0.19)	$(0.28)	$(0.37)		$(0.25)	$(0.31)
From net realized gain	(0.52)		(1.71)	(0.58)	(0.30)		—	—
Total distributions declared to shareholders	$(0.88)		$(1.90)	$(0.86)	$(0.67)		$(0.25)	$(0.31)
Net asset value, end of period (x)	$25.80		$32.25	$34.69	$33.14		$29.11	$26.50
Total return (%) (r)(s)(t)(x)	(17.90	)(n)	(0.88)	7.39	16.70	(c)	10.85	(2.33)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.28	(a)	1.29	1.30	1.32	(c)	1.37	1.37
Expenses after expense reductions (f)	1.27	(a)	1.28	1.29	1.30	(c)	1.33	1.32
Net investment income (loss)	0.04	(a)(l)	0.92	0.58	0.73	(c)	0.92	0.88
Portfolio turnover	13	(n)	14	21	17		13	15
Net assets at end of period (000 omitted)	$114,653		$132,789	$146,726	$174,621		$157,360	$145,450
See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 3/31/20		Year ended
Class R4			9/30/19	9/30/18	9/30/17		9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$32.54		$35.00	$33.43	$29.36		$26.72	$27.67

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.36	$0.31	$0.29	(c)	$0.32	$0.32
Net realized and unrealized gain (loss)	(5.62)		(0.82)	2.21	4.52		2.64	(0.89)
Total from investment operations	$(5.57)		$(0.46)	$2.52	$4.81		$2.96	$(0.57)

Less distributions declared to shareholders
From net investment income	$(0.44)		$(0.29)	$(0.37)	$(0.44)		$(0.32)	$(0.38)
From net realized gain	(0.52)		(1.71)	(0.58)	(0.30)		—	—
Total distributions declared to shareholders	$(0.96)		$(2.00)	$(0.95)	$(0.74)		$(0.32)	$(0.38)
Net asset value, end of period (x)	$26.01		$32.54	$35.00	$33.43		$29.36	$26.72
Total return (%) (r)(s)(t)(x)	(17.80	)(n)	(0.61)	7.65	16.98	(c)	11.16	(2.07)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	(a)	1.04	1.05	1.07	(c)	1.12	1.12
Expenses after expense reductions (f)	1.02	(a)	1.03	1.04	1.05	(c)	1.08	1.07
Net investment income (loss)	0.30	(a)(l)	1.14	0.87	0.96	(c)	1.15	1.15
Portfolio turnover	13	(n)	14	21	17		13	15
Net assets at end of period (000 omitted)	$218,793		$276,550	$318,571	$330,370		$312,467	$337,705

See Notes to Financial Statements

31

Financial Highlights – continued

	Six months ended 3/31/20		Year ended
Class R6			9/30/19	9/30/18	9/30/17		9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$33.64		$36.11	$34.45	$30.24		$27.51	$28.48

Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.44	$0.37	$0.35	(c)	$0.38	$0.37
Net realized and unrealized gain (loss)	(5.84)		(0.87)	2.27	4.64		2.70	(0.93)
Total from investment operations	$(5.76)		$(0.43)	$2.64	$4.99		$3.08	$(0.56)

Less distributions declared to shareholders
From net investment income	$(0.47)		$(0.33)	$(0.40)	$(0.48)		$(0.35)	$(0.41)
From net realized gain	(0.52)		(1.71)	(0.58)	(0.30)		—	—
Total distributions declared to shareholders	$(0.99)		$(2.04)	$(0.98)	$(0.78)		$(0.35)	$(0.41)
Net asset value, end of period (x)	$26.89		$33.64	$36.11	$34.45		$30.24	$27.51
Total return (%) (r)(s)(t)(x)	(17.78	)(n)	(0.47)	7.79	17.10	(c)	11.30	(1.96)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91	(a)	0.92	0.93	0.96	(c)	1.00	1.00
Expenses after expense reductions (f)	0.90	(a)	0.91	0.92	0.94	(c)	0.95	0.95
Net investment income (loss)	0.46	(a)(l)	1.34	1.02	1.13	(c)	1.32	1.27
Portfolio turnover	13	(n)	14	21	17		13	15
Net assets at end of period (000 omitted)	$3,150,105		$3,385,991	$2,654,886	$2,131,042		$1,027,737	$872,671

See Notes to Financial Statements

32

Financial Highlights – continued

	Six months ended 3/31/20		Year ended
Class 529A			9/30/19	9/30/18	9/30/17		9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$31.97		$34.42	$32.89	$28.90		$26.31	$27.25

Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.29	$0.22	$0.22	(c)	$0.25	$0.24
Net realized and unrealized gain (loss)	(5.54)		(0.83)	2.18	4.44		2.59	(0.87)
Total from investment operations	$(5.53)		$(0.54)	$2.40	$4.66		$2.84	$(0.63)

Less distributions declared to shareholders
From net investment income	$(0.35)		$(0.20)	$(0.29)	$(0.37)		$(0.25)	$(0.31)
From net realized gain	(0.52)		(1.71)	(0.58)	(0.30)		—	—
Total distributions declared to shareholders	$(0.87)		$(1.91)	$(0.87)	$(0.67)		$(0.25)	$(0.31)
Net asset value, end of period (x)	$25.57		$31.97	$34.42	$32.89		$28.90	$26.31
Total return (%) (r)(s)(t)(x)	(17.91	)(n)	(0.88)	7.41	16.67	(c)	10.87	(2.31)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.33	(a)	1.34	1.36	1.42	(c)	1.47	1.47
Expenses after expense reductions (f)	1.28	(a)	1.29	1.29	1.30	(c)	1.33	1.33
Net investment income (loss)	0.05	(a)(l)	0.91	0.64	0.74	(c)	0.93	0.88
Portfolio turnover	13	(n)	14	21	17		13	15
Net assets at end of period (000 omitted)	$6,658		$8,131	$8,529	$7,540		$6,193	$5,911

See Notes to Financial Statements

33

Financial Highlights – continued

	Six months ended 3/31/20		Year ended
Class 529B			9/30/19	9/30/18	9/30/17		9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$30.11		$32.70	$31.15	$27.51		$24.85	$25.67

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.05	$0.20	$0.08	(c)	$0.20	$0.01
Net realized and unrealized gain (loss)	(5.25)		(0.77)	2.08	4.22		2.46	(0.80)
Total from investment operations	$(5.26)		$(0.72)	$2.28	$4.30		$2.66	$(0.79)

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.16)	$(0.15)	$(0.36)		$—	$(0.03)
From net realized gain	(0.52)		(1.71)	(0.58)	(0.30)		—	—
Total distributions declared to shareholders	$(0.66)		$(1.87)	$(0.73)	$(0.66)		$—	$(0.03)
Net asset value, end of period (x)	$24.19		$30.11	$32.70	$31.15		$27.51	$24.85
Total return (%) (r)(s)(t)(x)	(17.97	)(n)	(1.55)	7.43	16.19	(c)	10.70	(3.06)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.40	(a)	1.97	1.31	1.79	(c)	1.61	2.22
Expenses after expense reductions (f)	1.39	(a)	1.95	1.27	1.71	(c)	1.50	2.11
Net investment income (loss)	(0.09	)(a)(l)	0.17	0.62	0.30	(c)	0.76	0.04
Portfolio turnover	13	(n)	14	21	17		13	15
Net assets at end of period (000 omitted)	$152		$209	$269	$297		$330	$344

See Notes to Financial Statements

34

Financial Highlights – continued

	Six months ended 3/31/20		Year ended
Class 529C			9/30/19	9/30/18	9/30/17		9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$29.71		$32.15	$30.78	$27.08		$24.66	$25.56

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.11)		$0.03	$(0.06)	$(0.02	)(c)	$0.04	$0.02
Net realized and unrealized gain (loss)	(5.18)		(0.76)	2.06	4.18		2.43	(0.80)
Total from investment operations	$(5.29)		$(0.73)	$2.00	$4.16		$2.47	$(0.78)

Less distributions declared to shareholders
From net investment income	$(0.08)		$—	$(0.05)	$(0.16)		$(0.05)	$(0.12)
From net realized gain	(0.52)		(1.71)	(0.58)	(0.30)		—	—
Total distributions declared to shareholders	$(0.60)		$(1.71)	$(0.63)	$(0.46)		$(0.05)	$(0.12)
Net asset value, end of period (x)	$23.82		$29.71	$32.15	$30.78		$27.08	$24.66
Total return (%) (r)(s)(t)(x)	(18.27	)(n)	(1.66)	6.56	15.75	(c)	10.03	(3.08)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.08	(a)	2.09	2.11	2.17	(c)	2.22	2.22
Expenses after expense reductions (f)	2.07	(a)	2.08	2.08	2.10	(c)	2.12	2.12
Net investment income (loss)	(0.76	)(a)(l)	0.09	(0.20)	(0.08	)(c)	0.14	0.09
Portfolio turnover	13	(n)	14	21	17		13	15
Net assets at end of period (000 omitted)	$980		$1,350	$1,686	$2,020		$1,909	$1,965

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

35

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS International New Discovery Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to

36

Notes to Financial Statements (unaudited) – continued

setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source

37

Notes to Financial Statements (unaudited) – continued

and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$54,898,735	$1,364,983,964	$—	$1,419,882,699
United Kingdom	229,141,141	585,623,822	—	814,764,963
Germany	100,481,324	399,750,343	—	500,231,667
Australia	18,892,748	176,839,565	—	195,732,313
Spain	—	194,229,760	—	194,229,760
Netherlands	6,761,768	166,883,132	—	173,644,900
Hong Kong	34,723,920	133,550,528	—	168,274,448
India	57,932,269	103,438,452	—	161,370,721
Switzerland	17,718,173	139,176,617	—	156,894,790
Other Countries	814,951,697	720,062,832	—	1,535,014,529
Mutual Funds	240,910,718	—	—	240,910,718
Total	$1,576,412,493	$3,984,539,015	$—	$5,560,951,508

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain

38

Notes to Financial Statements (unaudited) – continued

qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $8,612,171. The fair value of the fund’s investment securities on loan and a related liability of $161,750 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $8,972,116 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

39

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended March 31, 2020, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and foreign taxes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 9/30/19
Ordinary income (including any short-term capital gains)	$64,579,660
Long-term capital gains	303,450,632

Total distributions	$368,030,292

40

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/20

Cost of investments	$5,508,458,514
Gross appreciation	1,122,466,562

Gross depreciation	(1,069,973,568)
Net unrealized appreciation (depreciation)	$52,492,994

As of 9/30/19

Undistributed ordinary income	86,898,235
Undistributed long-term capital gain	106,050,323
Other temporary differences	(2,152,176)
Net unrealized appreciation (depreciation)	1,472,797,381

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Class C and Class 529C shares will convert to Class A and Class 529A shares, respectively, approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 3/31/20	Year ended 9/30/19
Class A	$26,406,418	$62,150,447
Class B	169,796	650,897
Class C	1,112,066	4,078,231
Class I	56,642,556	115,003,468
Class R1	50,392	132,056
Class R2	1,025,511	2,247,366
Class R3	3,792,677	8,026,352
Class R4	7,982,678	17,885,611
Class R6	102,569,301	157,283,589
Class 529A	220,057	469,327
Class 529B	4,469	15,379
Class 529C	26,071	87,569
Total	$200,001,992	$368,030,292

41

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $500 million	0.975%
In excess of $500 million and up to $1 billion	0.925%
In excess of $1 billion and up to $3 billion	0.90%
In excess of $3 billion and up to $5 billion	0.85%
In excess of $5 billion and up to $10 billion	0.80%
In excess of $10 billion	0.75%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended March 31, 2020, this management fee reduction amounted to $365,994, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended March 31, 2020 was equivalent to an annual effective rate of 0.85% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $37,496 and $1,647 for the six months ended March 31, 2020, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,255,205
Class B	0.75%	0.25%	1.00%	1.00%	45,555
Class C	0.75%	0.25%	1.00%	1.00%	281,709
Class R1	0.75%	0.25%	1.00%	1.00%	10,662
Class R2	0.25%	0.25%	0.50%	0.50%	95,849
Class R3	—	0.25%	0.25%	0.25%	177,941
Class 529A	—	0.25%	0.25%	0.21%	10,321
Class 529B	0.75%	0.25%	1.00%	0.32%	319
Class 529C	0.75%	0.25%	1.00%	1.00%	6,529
Total Distribution and Service Fees					$1,884,090

42

Notes to Financial Statements (unaudited) – continued

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2020 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended March 31, 2020, this rebate amounted to $8,412, $68, $93, $7, $2, $1,666, and $26 for Class A, Class B, Class C, Class R2, Class R3, Class 529A, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations. For the period December 1, 2019 through March 31, 2020, the 0.75% distribution fee was not imposed for Class 529B shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2020, were as follows:

Amount
Class A	$549
Class B	4,375
Class C	583
Class 529B	—
Class 529C	17

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended March 31, 2020, were as follows:

Fee
Class 529A	$2,065
Class 529B	50
Class 529C	327
Total Program Manager Fees	$2,442

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the

43

Notes to Financial Statements (unaudited) – continued

six months ended March 31, 2020, the fee was $90,085, which equated to 0.0025% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended March 31, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,147,357.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2020 was equivalent to an annual effective rate of 0.0078% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended March 31, 2020, the fund engaged in sale transactions pursuant to this policy, which amounted to $704,690. The sales transactions resulted in net realized gains (losses) of $240,006.

(4) Portfolio Securities

For the six months ended March 31, 2020, purchases and sales of investments, other than short-term obligations, aggregated $865,108,223 and $893,183,907, respectively.

44

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/20		Year ended 9/30/19

	Shares	Amount	Shares	Amount
Shares sold
Class A	1,588,293	$50,156,787	4,800,291	$152,094,394
Class B	559	18,422	41,626	1,260,250
Class C	47,980	1,498,176	210,535	6,294,886
Class I	4,276,206	141,732,775	25,396,305	834,838,227
Class R1	16,498	515,407	31,603	940,198
Class R2	129,088	4,096,114	524,828	16,205,806
Class R3	1,003,414	31,023,058	898,563	28,414,764
Class R4	954,707	29,987,624	2,046,856	63,717,424
Class R6	20,252,059	637,392,634	30,497,869	1,006,616,218
Class 529A	13,464	416,168	35,818	1,124,989
Class 529B	1	—	581	17,339
Class 529C	3,674	111,976	5,969	174,459
	28,285,943	$896,949,141	64,490,844	$2,111,698,954

Shares issued to shareholders in reinvestment of distributions
Class A	702,847	$23,784,330	1,939,000	$56,366,740
Class B	5,132	168,651	22,816	643,863
Class C	31,749	1,022,005	133,835	3,703,205
Class I	1,416,217	49,397,635	3,258,598	97,562,421
Class R1	1,611	50,392	4,897	132,037
Class R2	29,051	956,353	70,768	2,002,751
Class R3	113,163	3,792,099	278,693	8,026,352
Class R4	223,643	7,550,198	586,124	16,997,589
Class R6	2,760,920	96,328,499	4,999,594	149,737,848
Class 529A	6,624	220,057	16,439	469,327
Class 529B	142	4,469	569	15,379
Class 529C	840	26,071	3,280	87,569
	5,291,939	$183,300,759	11,314,613	$335,745,081

45

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/20		Year ended 9/30/19

	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(4,246,257)	$(134,583,394)	(8,788,160)	$(279,390,465)
Class B	(76,515)	(2,293,348)	(141,535)	(4,339,305)
Class C	(467,370)	(14,371,551)	(895,003)	(27,027,561)
Class I	(20,190,262)	(628,050,396)	(25,740,731)	(844,901,220)
Class R1	(42,837)	(1,346,891)	(35,360)	(1,022,229)
Class R2	(635,470)	(20,550,098)	(649,983)	(20,242,311)
Class R3	(788,959)	(25,456,603)	(1,290,262)	(40,756,378)
Class R4	(1,263,028)	(40,077,964)	(3,236,361)	(102,745,711)
Class R6	(6,526,859)	(215,162,312)	(8,345,483)	(272,338,063)
Class 529A	(13,993)	(461,682)	(45,742)	(1,440,979)
Class 529B	(784)	(24,501)	(2,446)	(71,714)
Class 529C	(8,806)	(249,845)	(16,255)	(468,838)
	(34,261,140)	$(1,082,628,585)	(49,187,321)	$(1,594,744,774)

Net change
Class A	(1,955,117)	$(60,642,277)	(2,048,869)	$(70,929,331)
Class B	(70,824)	(2,106,275)	(77,093)	(2,435,192)
Class C	(387,641)	(11,851,370)	(550,633)	(17,029,470)
Class I	(14,497,839)	(436,919,986)	2,914,172	87,499,428
Class R1	(24,728)	(781,092)	1,140	50,006
Class R2	(477,331)	(15,497,631)	(54,387)	(2,033,754)
Class R3	327,618	9,358,554	(113,006)	(4,315,262)
Class R4	(84,678)	(2,540,142)	(603,381)	(22,030,698)
Class R6	16,486,120	518,558,821	27,151,980	884,016,003
Class 529A	6,095	174,543	6,515	153,337
Class 529B	(641)	(20,032)	(1,296)	(38,996)
Class 529C	(4,292)	(111,798)	(7,006)	(206,810)
	(683,258)	$(2,378,685)	26,618,136	$852,699,261

Effective at the close of business on November 29, 2019, the fund is closed to new investors with certain exceptions. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, and the MFS Aggressive Growth Allocation Fund were the owners of record of approximately 33%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Moderate Allocation Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime 2060 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

46

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended March 31, 2020, the fund’s commitment fee and interest expense were $18,436 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$408,940,385	$474,304,557	$642,554,094	$52,754	$5,366	$240,748,968
Midland Holdings Ltd.	5,372,769	—	—	—	(145,434)	5,227,335
	$414,313,154	$474,304,557	$642,554,094	$52,754	$(140,068)	$245,976,303

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$2,551,281	$—
Midland Holdings Ltd.					—	—
					$2,551,281	$—

(8) Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance.

47

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

48

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

March 31, 2020

     MFS® Research Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

MFR-SEM

MFS® Research Fund

Contact information	back cover

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

During the first quarter of 2020, equity prices experienced their fastest 30% fall in history and market volatility reached levels not seen since the global financial crisis.

Optimism heading into the year — on receding trade and geopolitical risk along with easier central bank policies — was overwhelmed in February as the health effects of a novel coronavirus, COVID-19, spread beyond China’s borders, ultimately impacting more than 187 countries. The global pandemic prompted many governments to take drastic action to slow the spread of the virus, such as quarantines, school and business closures, and prohibitions on public gatherings. While these were important steps to protect the public health, they came at a cost: greater market volatility and an abrupt downturn in economic growth.

Global central banks have taken aggressive, coordinated steps to cushion the economic and market fallout related to the virus, and governments are undertaking unprecedented levels of fiscal stimulus. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery. In the aftermath of the crisis, there are likely to be societal changes as households, businesses, and governments adjust to a new reality, and these alterations could change the investment landscape. Occurrences such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and our global research platform has been built to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

May 15, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Microsoft Corp.	6.5%
Amazon.com, Inc.	4.7%
Alphabet, Inc., “A”	3.8%
Visa, Inc., “A”	2.8%
Facebook, Inc., “A”	2.5%
Johnson & Johnson	2.2%
Adobe Systems, Inc. (a)	1.9%
Apple, Inc.	1.8%
Salesforce.com, Inc. (a)	1.8%
American Tower Corp., REIT	1.6%

Global equity sectors (k)
Technology	28.0%
Health Care (s)	14.9%
Financial Services	14.0%
Consumer Cyclicals	13.4%
Capital Goods	10.9%
Energy	6.1%
Consumer Staples	5.9%
Telecommunications/Cable Television (s)	4.1%

(k)	The sectors set forth above and the associated portfolio composition are based on MFS’ own custom sector classification methodology.
(s)	Includes securities sold short.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of March 31, 2020.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, October 1, 2019 through March 31, 2020

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2019 through March 31, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/19	Ending Account Value 3/31/20	Expenses Paid During Period (p) 10/01/19-3/31/20
A	Actual	0.78%	$1,000.00	$878.77	$3.66
	Hypothetical (h)	0.78%	$1,000.00	$1,021.10	$3.94
B	Actual	1.53%	$1,000.00	$875.43	$7.17
	Hypothetical (h)	1.53%	$1,000.00	$1,017.35	$7.72
C	Actual	1.54%	$1,000.00	$875.45	$7.22
	Hypothetical (h)	1.54%	$1,000.00	$1,017.30	$7.77
I	Actual	0.54%	$1,000.00	$879.64	$2.54
	Hypothetical (h)	0.54%	$1,000.00	$1,022.30	$2.73
R1	Actual	1.54%	$1,000.00	$875.25	$7.22
	Hypothetical (h)	1.54%	$1,000.00	$1,017.30	$7.77
R2	Actual	1.04%	$1,000.00	$877.39	$4.88
	Hypothetical (h)	1.04%	$1,000.00	$1,019.80	$5.25
R3	Actual	0.79%	$1,000.00	$878.68	$3.71
	Hypothetical (h)	0.79%	$1,000.00	$1,021.05	$3.99
R4	Actual	0.54%	$1,000.00	$879.73	$2.54
	Hypothetical (h)	0.54%	$1,000.00	$1,022.30	$2.73
R6	Actual	0.48%	$1,000.00	$879.97	$2.26
	Hypothetical (h)	0.48%	$1,000.00	$1,022.60	$2.43

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Expense ratios include 0.02% of investment related expenses from short sales (See Note 2 of the Notes to Financial Statements).

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A and Class B shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

4

PORTFOLIO OF INVESTMENTS

3/31/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 97.9%
Aerospace - 3.4%
Honeywell International, Inc.	482,552	$64,560,632
Huntington Ingalls Industries, Inc.	68,697	12,517,280
L3Harris Technologies, Inc.	230,393	41,498,387
Northrop Grumman Corp.	111,750	33,809,963
United Technologies Corp. (a)	383,337	21,543,539

		$173,929,801
Alcoholic Beverages - 0.5%
Constellation Brands, Inc., “A”	198,340	$28,434,022

Apparel Manufacturers - 1.3%
NIKE, Inc., “B”	818,494	$67,722,194

Automotive - 0.3%
IAA, Inc. (a)	535,259	$16,036,360

Biotechnology - 0.7%
Illumina, Inc. (a)	125,270	$34,213,742

Brokerage & Asset Managers - 2.3%
Blackstone Group, Inc.	160,198	$7,300,223
Charles Schwab Corp.	1,985,842	66,764,008
CME Group, Inc.	69,848	12,077,418
NASDAQ, Inc.	356,637	33,862,683

		$120,004,332
Business Services - 5.3%
Accenture PLC, “A”	278,914	$45,535,500
Fidelity National Information Services, Inc.	643,184	78,236,902
Fiserv, Inc. (a)	723,753	68,749,298
Global Payments, Inc.	358,802	51,750,012
Verisk Analytics, Inc., “A”	216,714	30,205,597

		$274,477,309
Cable TV - 2.2%
Charter Communications, Inc., “A” (a)	117,903	$51,442,258
Comcast Corp., “A”	1,878,928	64,597,545

		$116,039,803
Chemicals - 0.5%
FMC Corp.	339,461	$27,730,569

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - 10.8%
Adobe Systems, Inc. (a)	300,820	$95,732,957
Cadence Design Systems, Inc. (a)	549,712	36,302,980
Microsoft Corp.	2,124,676	335,082,652
Salesforce.com, Inc. (a)	649,948	93,579,513

		$560,698,102
Computer Software - Systems - 3.2%
Apple, Inc.	368,426	$93,687,048
Constellation Software, Inc.	38,256	34,768,840
Square, Inc., “A” (a)	396,080	20,746,670
Zebra Technologies Corp., “A” (a)	86,836	15,943,090

		$165,145,648
Construction - 2.4%
Masco Corp.	1,204,926	$41,654,292
Otis Worldwide Corp. (a)	191,668	9,583,425
Sherwin-Williams Co.	72,209	33,181,480
Toll Brothers, Inc.	757,854	14,588,689
Vulcan Materials Co.	225,885	24,411,392

		$123,419,278
Consumer Products - 1.7%
Colgate-Palmolive Co.	590,401	$39,179,011
Energizer Holdings, Inc.	295,737	8,946,044
Kimberly-Clark Corp.	316,413	40,459,730

		$88,584,785
Electrical Equipment - 1.0%
HD Supply Holdings, Inc. (a)	624,736	$17,761,244
Sensata Technologies Holding PLC (a)	568,291	16,440,659
TE Connectivity Ltd.	292,160	18,400,237

		$52,602,140
Electronics - 1.8%
Analog Devices, Inc.	514,734	$46,145,903
NXP Semiconductors N.V.	563,867	46,761,490

		$92,907,393
Energy - Independent - 1.2%
ConocoPhillips	728,856	$22,448,765
Diamondback Energy, Inc.	236,810	6,204,422
Pioneer Natural Resources Co.	225,059	15,787,889
Valero Energy Corp.	350,496	15,898,498

		$60,339,574

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Energy - Integrated - 0.9%
BP PLC, ADR	1,930,236	$47,078,456

Food & Beverages - 2.8%
J.M. Smucker Co.	156,933	$17,419,563
Mondelez International, Inc.	1,097,390	54,957,291
PepsiCo, Inc.	597,981	71,817,518

		$144,194,372
Food & Drug Stores - 1.3%
Wal-Mart Stores, Inc.	571,684	$64,954,736

Gaming & Lodging - 0.5%
Marriott International, Inc., “A”	176,141	$13,177,108
Wyndham Hotels & Resorts, Inc.	412,357	12,993,369

		$26,170,477
General Merchandise - 1.1%
Dollar General Corp.	371,679	$56,127,246

Health Maintenance Organizations - 2.0%
Cigna Corp.	336,306	$59,586,697
Humana, Inc.	131,455	41,279,499

		$100,866,196
Insurance - 2.5%
Aon PLC	482,816	$79,683,952
Chubb Ltd.	432,562	48,312,850

		$127,996,802
Internet - 6.3%
Alphabet, Inc., “A” (a)(s)	170,096	$197,643,047
Facebook, Inc., “A” (a)(s)	765,231	127,640,531

		$325,283,578
Leisure & Toys - 1.2%
Electronic Arts, Inc. (a)	594,315	$59,532,534

Machinery & Tools - 1.3%
Carrier Global Corp. (a)	383,337	$6,612,563
Ingersoll Rand, Inc. (a)	618,443	15,337,387
Roper Technologies, Inc.	145,716	45,435,706

		$67,385,656

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Major Banks - 1.7%
Goldman Sachs Group, Inc.	428,100	$66,179,979
PNC Financial Services Group, Inc.	201,019	19,241,539

		$85,421,518
Medical & Health Technology & Services - 1.5%
ICON PLC (a)	236,823	$32,207,928
McKesson Corp.	245,504	33,206,871
PRA Health Sciences, Inc. (a)	155,948	12,949,922

		$78,364,721
Medical Equipment - 6.1%
Becton, Dickinson and Co.	274,004	$62,957,899
Boston Scientific Corp. (a)	1,368,908	44,667,468
Danaher Corp.	425,132	58,842,520
Medtronic PLC	796,445	71,823,410
PerkinElmer, Inc.	652,996	49,157,539
STERIS PLC	206,292	28,874,691

		$316,323,527
Natural Gas - Distribution - 0.4%
Sempra Energy	196,321	$22,182,310

Natural Gas - Pipeline - 0.4%
Enterprise Products Partners LP	1,282,453	$18,339,078

Network & Telecom - 0.5%
Equinix, Inc., REIT	44,203	$27,607,868

Oil Services - 0.0%
Core Laboratories N.V.	214,580	$2,218,757

Other Banks & Diversified Financials - 6.2%
Citigroup, Inc. (s)	1,310,254	$55,187,899
Northern Trust Corp.	413,868	31,230,479
Truist Financial Corp.	1,694,536	52,259,490
U.S. Bancorp	1,083,623	37,330,812
Visa, Inc., “A”	898,203	144,718,468

		$320,727,148
Pharmaceuticals - 4.8%
Eli Lilly & Co.	411,735	$57,115,879
Johnson & Johnson	873,356	114,523,172
Merck & Co., Inc.	367,464	28,272,680
Zoetis, Inc.	415,127	48,856,297

		$248,768,028

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Railroad & Shipping - 1.5%
Canadian Pacific Railway Ltd.	194,840	$42,784,916
Kansas City Southern Co.	281,469	35,797,227

		$78,582,143
Real Estate - 1.4%
Public Storage, Inc., REIT	284,743	$56,552,807
STORE Capital Corp., REIT	894,537	16,209,011

		$72,761,818
Restaurants - 1.5%
Chipotle Mexican Grill, Inc., “A” (a)	18,889	$12,360,962
Starbucks Corp.	961,602	63,215,715

		$75,576,677
Specialty Chemicals - 0.5%
DuPont de Nemours, Inc.	686,978	$23,425,950

Specialty Stores - 6.6%
Amazon.com, Inc. (a)	124,156	$242,069,436
Ross Stores, Inc.	580,230	50,462,603
Target Corp.	539,474	50,154,898

		$342,686,937

Telecommunications - Wireless - 1.6%
American Tower Corp., REIT	376,516	$81,986,359

Telephone Services - 0.6%
Verizon Communications, Inc.	611,944	$32,879,751

Tobacco - 0.9%
Philip Morris International, Inc.	609,080	$44,438,477

Utilities - Electric Power - 3.2%
American Electric Power Co., Inc.	370,623	$29,642,428
CMS Energy Corp.	468,174	27,505,222
Duke Energy Corp.	408,254	33,019,583
FirstEnergy Corp.	841,427	33,715,980
NextEra Energy, Inc.	167,288	40,252,839

		$164,136,052
Total Common Stocks (Identified Cost, $4,177,499,608)		$5,058,302,224

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Investment Companies (h) - 2.4%
Money Market Funds - 2.4%
MFS Institutional Money Market Portfolio, 1.28% (v) (Identified Cost, $124,378,088)	124,361,134	$124,386,006

Securities Sold Short - (0.5)%
Medical & Health Technology & Services - (0.2)%
Healthcare Services Group, Inc.	(403,047)	$(9,636,854)

Telecommunications - Wireless - (0.3)%
Crown Castle International Corp., REIT	(116,649)	$(16,844,116)
Total Securities Sold Short (Proceeds Received, $22,654,623)		$(26,480,970)

Other Assets, Less Liabilities - 0.2%		12,808,301
Net Assets - 100.0%		$5,169,015,561

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $124,386,006 and $5,058,302,224, respectively.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At March 31, 2020, the fund had cash collateral of $26,124 and other liquid securities with an aggregate value of $61,815,606 to cover any collateral or margin obligations for securities sold short. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/20 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $4,177,499,608)	$5,058,302,224
Investments in affiliated issuers, at value (identified cost, $124,378,088)	124,386,006
Deposits with brokers for
Securities sold short	26,124
Receivables for
Fund shares sold	15,823,819
Interest and dividends	5,755,592
Receivable from distributor	15,075
Other assets	14,447
Total assets	$5,204,323,287

Liabilities
Payable to custodian	$250,551
Payables for
Securities sold short, at value (proceeds received, $22,654,623)	26,480,970
Fund shares reacquired	6,601,250
Payable to affiliates
Investment adviser	120,860
Administrative services fee	3,160
Shareholder servicing costs	1,557,938
Payable for independent Trustees’ compensation	21,813
Accrued expenses and other liabilities	271,184
Total liabilities	$35,307,726
Net assets	$5,169,015,561

Net assets consist of
Paid-in capital	$4,089,083,891
Total distributable earnings (loss)	1,079,931,670
Net assets	$5,169,015,561
Shares of beneficial interest outstanding	135,738,919

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,236,087,042	32,806,006	$37.68
Class B	13,166,117	390,391	33.73
Class C	60,392,809	1,806,169	33.44
Class I	2,514,314,073	64,911,823	38.73
Class R1	3,062,526	93,502	32.75
Class R2	18,243,149	503,063	36.26
Class R3	38,131,466	1,021,026	37.35
Class R4	13,701,688	363,758	37.67
Class R6	1,271,916,691	33,843,181	37.58

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $39.98 [100 / 94.25 x $37.68]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/20 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$46,707,810
Dividends from affiliated issuers	416,168
Income on securities loaned	310,840
Other	179,590
Foreign taxes withheld	(133,642)
Total investment income	$47,480,766
Expenses
Management fee	$12,838,046
Distribution and service fees	2,417,440
Shareholder servicing costs	1,724,478
Administrative services fee	277,756
Independent Trustees’ compensation	32,822
Custodian fee	110,232
Shareholder communications	72,106
Audit and tax fees	28,972
Legal fees	26,300
Dividend and interest expense on securities sold short	557,937
Interest expense and fees	15,654
Miscellaneous	129,061
Total expenses	$18,230,804
Fees paid indirectly	(77)
Reduction of expenses by distributor	(74,149)
Net expenses	$18,156,578
Net investment income (loss)	$29,324,188

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$215,814,005
Affiliated issuers	(4,521)
Foreign currency	95
Net realized gain (loss)	$215,809,579
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(945,384,483)
Affiliated issuers	6,934
Securities sold short	(475,581)
Translation of assets and liabilities in foreign currencies	(667)
Net unrealized gain (loss)	$(945,853,797)
Net realized and unrealized gain (loss)	$(730,044,218)
Change in net assets from operations	$(700,720,030)

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 3/31/20 (unaudited)	Year ended 9/30/19

From operations
Net investment income (loss)	$29,324,188	$59,297,683
Net realized gain (loss)	215,809,579	166,314,703
Net unrealized gain (loss)	(945,853,797)	128,370,536
Change in net assets from operations	$(700,720,030)	$353,982,922
Total distributions to shareholders	$(231,258,947)	$(571,518,557)
Change in net assets from fund share transactions	$202,663,959	$275,632,415
Total change in net assets	$(729,315,018)	$58,096,780

Net assets
At beginning of period	5,898,330,579	5,840,233,799
At end of period	$5,169,015,561	$5,898,330,579

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/20		Year ended
Class A			9/30/19	9/30/18	9/30/17		9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$44.50		$46.73	$43.26	$38.88		$36.37	$38.78

Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.37	$0.35	$0.33	(c)	$0.46	$0.28
Net realized and unrealized gain (loss)	(5.31)		1.90	6.83	6.15		4.56	(0.53)
Total from investment operations	$(5.13)		$2.27	$7.18	$6.48		$5.02	$(0.25)

Less distributions declared to shareholders
From net investment income	$(0.35)		$(0.28)	$(0.46)	$(0.38)		$(0.29)	$(0.26)
From net realized gain	(1.34)		(4.22)	(3.25)	(1.72)		(2.22)	(1.90)
Total distributions declared to shareholders	$(1.69)		$(4.50)	$(3.71)	$(2.10)		$(2.51)	$(2.16)
Net asset value, end of period (x)	$37.68		$44.50	$46.73	$43.26		$38.88	$36.37
Total return (%) (r)(s)(t)(x)	(12.14	)(n)	6.46	17.51	17.46	(c)	14.39	(0.93)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.80	0.82	0.82	(c)	0.83	0.82
Expenses after expense reductions (f)	0.78	(a)	0.79	0.81	0.82	(c)	0.82	0.82
Net investment income (loss)	0.79	(a)	0.89	0.81	0.82	(c)	1.25	0.71
Portfolio turnover	20	(n)	32	33	38		47	44
Net assets at end of period (000 omitted)	$1,236,087		$1,452,740	$1,456,897	$2,643,928		$2,331,409	$2,061,339

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.76	(a)	0.77	0.80	0.81	(c)	0.82	0.81

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 3/31/20		Year ended
Class B			9/30/19	9/30/18	9/30/17		9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$39.84		$42.40	$39.55	$35.70		$33.56	$35.95

Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.05	$0.03	$0.03	(c)	$0.16	$(0.01)
Net realized and unrealized gain (loss)	(4.75)		1.66	6.21	5.64		4.21	(0.48)
Total from investment operations	$(4.74)		$1.71	$6.24	$5.67		$4.37	$(0.49)

Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.05)	$(0.14)	$(0.10)		$(0.01)	$—
From net realized gain	(1.34)		(4.22)	(3.25)	(1.72)		(2.22)	(1.90)
Total distributions declared to shareholders	$(1.37)		$(4.27)	$(3.39)	$(1.82)		$(2.23)	$(1.90)
Net asset value, end of period (x)	$33.73		$39.84	$42.40	$39.55		$35.70	$33.56
Total return (%) (r)(s)(t)(x)	(12.46	)(n)	5.63	16.65	16.59	(c)	13.54	(1.66)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54	(a)	1.55	1.57	1.57	(c)	1.58	1.57
Expenses after expense reductions (f)	1.53	(a)	1.54	1.56	1.57	(c)	1.57	1.57
Net investment income (loss)	0.03	(a)	0.14	0.06	0.07	(c)	0.47	(0.04)
Portfolio turnover	20	(n)	32	33	38		47	44
Net assets at end of period (000 omitted)	$13,166		$17,765	$21,445	$22,131		$24,104	$25,338

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.52	(a)	1.52	1.55	1.56	(c)	1.57	1.56

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 3/31/20		Year ended
Class C			9/30/19	9/30/18	9/30/17		9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$39.53		$42.05	$39.27	$35.48		$33.39	$35.79

Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.05	$0.01	$0.03	(c)	$0.16	$(0.01)
Net realized and unrealized gain (loss)	(4.70)		1.65	6.17	5.60		4.17	(0.48)
Total from investment operations	$(4.69)		$1.70	$6.18	$5.63		$4.33	$(0.49)

Less distributions declared to shareholders
From net investment income	$(0.06)		$—	$(0.15)	$(0.12)		$(0.02)	$(0.01)
From net realized gain	(1.34)		(4.22)	(3.25)	(1.72)		(2.22)	(1.90)
Total distributions declared to shareholders	$(1.40)		$(4.22)	$(3.40)	$(1.84)		$(2.24)	$(1.91)
Net asset value, end of period (x)	$33.44		$39.53	$42.05	$39.27		$35.48	$33.39
Total return (%) (r)(s)(t)(x)	(12.46	)(n)	5.64	16.62	16.61	(c)	13.51	(1.67)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54	(a)	1.55	1.57	1.57	(c)	1.58	1.57
Expenses after expense reductions (f)	1.54	(a)	1.55	1.56	1.57	(c)	1.58	1.57
Net investment income (loss)	0.03	(a)	0.13	0.03	0.07	(c)	0.49	(0.04)
Portfolio turnover	20	(n)	32	33	38		47	44
Net assets at end of period (000 omitted)	$60,393		$71,371	$78,122	$133,255		$134,406	$129,249

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.52	(a)	1.53	1.55	1.56	(c)	1.57	1.57
See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 3/31/20		Year ended
Class I			9/30/19	9/30/18	9/30/17		9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$45.74		$48.03	$44.35	$39.81		$37.18	$39.59

Income (loss) from investment operations
Net investment income (loss) (d)	$0.24		$0.49	$0.50	$0.44	(c)	$0.57	$0.38
Net realized and unrealized gain (loss)	(5.45)		1.93	6.99	6.29		4.66	(0.54)
Total from investment operations	$(5.21)		$2.42	$7.49	$6.73		$5.23	$(0.16)

Less distributions declared to shareholders
From net investment income	$(0.46)		$(0.49)	$(0.56)	$(0.47)		$(0.38)	$(0.35)
From net realized gain	(1.34)		(4.22)	(3.25)	(1.72)		(2.22)	(1.90)
Total distributions declared to shareholders	$(1.80)		$(4.71)	$(3.81)	$(2.19)		$(2.60)	$(2.25)
Net asset value, end of period (x)	$38.73		$45.74	$48.03	$44.35		$39.81	$37.18
Total return (%) (r)(s)(t)(x)	(12.04	)(n)	6.68	17.83	17.74	(c)	14.68	(0.68)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54	(a)	0.55	0.57	0.57	(c)	0.58	0.57
Expenses after expense reductions (f)	N/A		N/A	N/A	0.57	(c)	0.58	0.57
Net investment income (loss)	1.04	(a)	1.13	1.09	1.07	(c)	1.52	0.96
Portfolio turnover	20	(n)	32	33	38		47	44
Net assets at end of period (000 omitted)	$2,514,314		$2,835,696	$2,752,743	$1,065,739		$927,500	$723,107

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.52	(a)	0.53	0.56	0.56	(c)	0.57	0.57

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 3/31/20		Year ended
Class R1			9/30/19	9/30/18	9/30/17		9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$38.72		$41.37	$38.69	$34.99		$32.95	$35.35

Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.04	$0.03	$0.02	(c)	$0.17	$(0.01)
Net realized and unrealized gain (loss)	(4.60)		1.60	6.06	5.52		4.11	(0.47)
Total from investment operations	$(4.60)		$1.64	$6.09	$5.54		$4.28	$(0.48)

Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.07)	$(0.16)	$(0.12)		$(0.02)	$(0.02)
From net realized gain	(1.34)		(4.22)	(3.25)	(1.72)		(2.22)	(1.90)
Total distributions declared to shareholders	$(1.37)		$(4.29)	$(3.41)	$(1.84)		$(2.24)	$(1.92)
Net asset value, end of period (x)	$32.75		$38.72	$41.37	$38.69		$34.99	$32.95
Total return (%) (r)(s)(t)(x)	(12.48	)(n)	5.62	16.64	16.59	(c)	13.53	(1.66)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54	(a)	1.55	1.57	1.57	(c)	1.58	1.57
Expenses after expense reductions (f)	N/A		N/A	N/A	1.57	(c)	1.58	1.57
Net investment income (loss)	0.01	(a)	0.12	0.07	0.07	(c)	0.50	(0.04)
Portfolio turnover	20	(n)	32	33	38		47	44
Net assets at end of period (000 omitted)	$3,063		$4,187	$4,947	$4,189		$4,500	$3,980

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.52	(a)	1.53	1.56	1.56	(c)	1.57	1.57

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 3/31/20		Year ended
Class R2			9/30/19	9/30/18	9/30/17		9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$42.85		$45.23	$41.97	$37.77		$35.37	$37.76

Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.25	$0.24	$0.22	(c)	$0.35	$0.17
Net realized and unrealized gain (loss)	(5.10)		1.82	6.60	5.98		4.44	(0.51)
Total from investment operations	$(4.99)		$2.07	$6.84	$6.20		$4.79	$(0.34)

Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.23)	$(0.33)	$(0.28)		$(0.17)	$(0.15)
From net realized gain	(1.34)		(4.22)	(3.25)	(1.72)		(2.22)	(1.90)
Total distributions declared to shareholders	$(1.60)		$(4.45)	$(3.58)	$(2.00)		$(2.39)	$(2.05)
Net asset value, end of period (x)	$36.26		$42.85	$45.23	$41.97		$37.77	$35.37
Total return (%) (r)(s)(t)(x)	(12.26	)(n)	6.18	17.21	17.19	(c)	14.10	(1.19)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	(a)	1.05	1.07	1.07	(c)	1.08	1.07
Expenses after expense reductions (f)	N/A		N/A	N/A	1.07	(c)	1.08	1.07
Net investment income (loss)	0.53	(a)	0.63	0.56	0.57	(c)	0.97	0.46
Portfolio turnover	20	(n)	32	33	38		47	44
Net assets at end of period (000 omitted)	$18,243		$21,738	$21,137	$26,054		$27,545	$27,224

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.02	(a)	1.03	1.06	1.06	(c)	1.07	1.07

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 3/31/20		Year ended
Class R3			9/30/19	9/30/18	9/30/17		9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$44.12		$46.46	$43.02	$38.67		$36.17	$38.57

Income (loss) from investment operations
Net investment income (loss) (d)	$0.17		$0.37	$0.36	$0.33	(c)	$0.46	$0.27
Net realized and unrealized gain (loss)	(5.25)		1.86	6.77	6.11		4.53	(0.52)
Total from investment operations	$(5.08)		$2.23	$7.13	$6.44		$4.99	$(0.25)

Less distributions declared to shareholders
From net investment income	$(0.35)		$(0.35)	$(0.44)	$(0.37)		$(0.27)	$(0.25)
From net realized gain	(1.34)		(4.22)	(3.25)	(1.72)		(2.22)	(1.90)
Total distributions declared to shareholders	$(1.69)		$(4.57)	$(3.69)	$(2.09)		$(2.49)	$(2.15)
Net asset value, end of period (x)	$37.35		$44.12	$46.46	$43.02		$38.67	$36.17
Total return (%) (r)(s)(t)(x)	(12.13	)(n)	6.44	17.50	17.46	(c)	14.39	(0.92)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.80	0.82	0.82	(c)	0.83	0.82
Expenses after expense reductions (f)	N/A		N/A	N/A	0.82	(c)	0.83	0.82
Net investment income (loss)	0.78	(a)	0.88	0.81	0.83	(c)	1.24	0.70
Portfolio turnover	20	(n)	32	33	38		47	44
Net assets at end of period (000 omitted)	$38,131		$44,941	$45,930	$45,780		$56,488	$51,952

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.77	(a)	0.78	0.81	0.81	(c)	0.82	0.82

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 3/31/20		Year ended
Class R4			9/30/19	9/30/18	9/30/17		9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$44.53		$46.88	$43.31	$38.91		$36.40	$38.81

Income (loss) from investment operations
Net investment income (loss) (d)	$0.23		$0.47	$0.43	$0.43	(c)	$0.56	$0.37
Net realized and unrealized gain (loss)	(5.29)		1.88	6.88	6.16		4.55	(0.52)
Total from investment operations	$(5.06)		$2.35	$7.31	$6.59		$5.11	$(0.15)

Less distributions declared to shareholders
From net investment income	$(0.46)		$(0.48)	$(0.49)	$(0.47)		$(0.38)	$(0.36)
From net realized gain	(1.34)		(4.22)	(3.25)	(1.72)		(2.22)	(1.90)
Total distributions declared to shareholders	$(1.80)		$(4.70)	$(3.74)	$(2.19)		$(2.60)	$(2.26)
Net asset value, end of period (x)	$37.67		$44.53	$46.88	$43.31		$38.91	$36.40
Total return (%) (r)(s)(t)(x)	(12.03	)(n)	6.69	17.84	17.77	(c)	14.66	(0.68)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54	(a)	0.55	0.57	0.57	(c)	0.58	0.57
Expenses after expense reductions (f)	N/A		N/A	N/A	0.57	(c)	0.58	0.57
Net investment income (loss)	1.03	(a)	1.13	0.97	1.08	(c)	1.52	0.96
Portfolio turnover	20	(n)	32	33	38		47	44
Net assets at end of period (000 omitted)	$13,702		$16,869	$17,148	$49,141		$57,922	$46,669

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.52	(a)	0.53	0.56	0.56	(c)	0.57	0.57

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 3/31/20		Year ended
Class R6			9/30/19	9/30/18	9/30/17		9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$44.44		$46.82	$43.33	$38.94		$36.42	$38.82

Income (loss) from investment operations
Net investment income (loss) (d)	$0.25		$0.50	$0.51	$0.46	(c)	$0.58	$0.41
Net realized and unrealized gain (loss)	(5.29)		1.86	6.83	6.16		4.58	(0.53)
Total from investment operations	$(5.04)		$2.36	$7.34	$6.62		$5.16	$(0.12)

Less distributions declared to shareholders
From net investment income	$(0.48)		$(0.52)	$(0.60)	$(0.51)		$(0.42)	$(0.38)
From net realized gain	(1.34)		(4.22)	(3.25)	(1.72)		(2.22)	(1.90)
Total distributions declared to shareholders	$(1.82)		$(4.74)	$(3.85)	$(2.23)		$(2.64)	$(2.28)
Net asset value, end of period (x)	$37.58		$44.44	$46.82	$43.33		$38.94	$36.42
Total return (%) (r)(s)(t)(x)	(12.00	)(n)	6.75	17.92	17.86	(c)	14.80	(0.59)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.48	(a)	0.48	0.48	0.49	(c)	0.48	0.48
Expenses after expense reductions (f)	N/A		N/A	N/A	0.49	(c)	0.48	0.48
Net investment income (loss)	1.10	(a)	1.19	1.15	1.16	(c)	1.57	1.05
Portfolio turnover	20	(n)	32	33	38		47	44
Net assets at end of period (000 omitted)	$1,271,917		$1,433,024	$1,441,866	$1,393,491		$1,374,807	$1,347,779

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.46	(a)	0.46	0.47	0.47	(c)	0.48	0.48

See Notes to Financial Statements

23

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Research Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price

25

Notes to Financial Statements (unaudited) – continued

on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

26

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$5,058,302,224	$—	$—	$5,058,302,224
Mutual Funds	124,386,006	—	—	124,386,006
Total	$5,182,688,230	$—	$—	$5,182,688,230
Securities Sold Short	$(26,480,970)	$—	$—	$(26,480,970)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended March 31, 2020, this expense amounted to $557,937. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain

27

Notes to Financial Statements (unaudited) – continued

qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2020, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

28

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended March 31, 2020, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes and partnership adjustments.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 9/30/19
Ordinary income (including any short-term capital gains)	$79,979,245
Long-term capital gains	491,539,312

Total distributions	$571,518,557

29

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/20

Cost of investments	$4,289,535,647
Gross appreciation	1,334,988,996

Gross depreciation	(468,317,383)
Net unrealized appreciation (depreciation)	$866,671,613

As of 9/30/19

Undistributed ordinary income	37,661,197
Undistributed long-term capital gain	152,607,610
Other temporary differences	9,062,098
Net unrealized appreciation (depreciation)	1,812,579,742

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 3/31/20	Year ended 9/30/19
Class A	$54,649,668	$138,147,679
Class B	588,792	2,091,496
Class C	2,470,790	7,652,002
Class I	111,319,986	269,979,758
Class R1	140,647	489,361
Class R2	824,722	2,084,724
Class R3	1,734,371	4,199,214
Class R4	684,330	1,753,534
Class R6	58,845,641	145,120,789
Total	$231,258,947	$571,518,557

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $5 billion	0.43%
In excess of $5 billion and up to $10 billion	0.40%
In excess of $10 billion	0.37%

30

Notes to Financial Statements (unaudited) – continued

The management fee incurred for the six months ended March 31, 2020 was equivalent to an annual effective rate of 0.43% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $58,573 for the six months ended March 31, 2020, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$1,841,824
Class B	0.75%	0.25%	1.00%	0.99%	85,581
Class C	0.75%	0.25%	1.00%	1.00%	357,031
Class R1	0.75%	0.25%	1.00%	1.00%	19,792
Class R2	0.25%	0.25%	0.50%	0.50%	55,907
Class R3	—	0.25%	0.25%	0.25%	57,305
Total Distribution and Service Fees					$2,417,440

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2020 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended March 31, 2020, this rebate amounted to $73,300, $570, and $279 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2020, were as follows:

Amount
Class A	$1,102
Class B	6,597
Class C	2,007

31

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2020, the fee was $172,886, which equated to 0.0057% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended March 31, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,551,592.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2020 was equivalent to an annual effective rate of 0.0092% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a net decrease in pension expense of $1,088 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended March 31, 2020. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $7,424 at March 31, 2020, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended March 31, 2020, the

32

Notes to Financial Statements (unaudited) – continued

fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $4,177,476 and $5,126,732, respectively. The sales transactions resulted in net realized gains (losses) of $(708,130).

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended March 31, 2020, this reimbursement amounted to $179,590, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended March 31, 2020, purchases and sales of investments, other than short sales and short-term obligations, aggregated $1,185,195,484 and $1,263,619,114, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/20		Year ended 9/30/19

	Shares	Amount	Shares	Amount
Shares sold
Class A	1,266,655	$55,612,901	2,105,552	$87,442,939
Class B	1,566	55,857	24,679	902,292
Class C	200,757	7,821,202	263,241	9,771,940
Class I	9,682,763	430,297,308	13,770,747	591,220,611
Class R1	2,985	115,262	7,267	267,565
Class R2	63,767	2,749,831	104,526	4,310,220
Class R3	155,485	6,951,774	353,229	14,728,714
Class R4	42,163	1,835,661	101,388	4,368,463
Class R6	2,240,860	90,907,537	1,318,964	53,037,725
	13,657,001	$596,347,333	18,049,593	$766,050,469

Shares issued to shareholders in reinvestment of distributions
Class A	1,111,543	$50,199,664	3,344,566	$127,696,067
Class B	14,312	579,770	59,825	2,057,393
Class C	58,284	2,341,264	215,967	7,370,963
Class I	2,376,892	110,264,003	6,827,037	267,483,300
Class R1	3,574	140,647	14,638	489,361
Class R2	18,326	797,170	53,649	1,976,977
Class R3	38,748	1,734,371	110,914	4,199,214
Class R4	14,365	648,021	43,713	1,667,190
Class R6	1,277,717	57,497,281	3,739,653	142,293,781
	4,913,761	$224,202,191	14,409,962	$555,234,246

33

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/20		Year ended 9/30/19

	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(2,221,548)	$(97,931,716)	(3,979,669)	$(164,663,141)
Class B	(71,395)	(2,783,172)	(144,438)	(5,396,240)
Class C	(258,221)	(10,064,762)	(531,554)	(19,689,950)
Class I	(9,141,018)	(404,080,417)	(15,916,977)	(673,612,552)
Class R1	(21,178)	(848,726)	(33,359)	(1,276,373)
Class R2	(86,341)	(3,671,423)	(118,138)	(4,668,529)
Class R3	(191,813)	(8,376,267)	(434,046)	(18,215,953)
Class R4	(71,605)	(3,264,499)	(132,068)	(5,679,892)
Class R6	(1,919,357)	(86,864,583)	(3,613,131)	(152,449,670)
	(13,982,476)	$(617,885,565)	(24,903,380)	$(1,045,652,300)

Net change
Class A	156,650	$7,880,849	1,470,449	$50,475,865
Class B	(55,517)	(2,147,545)	(59,934)	(2,436,555)
Class C	820	97,704	(52,346)	(2,547,047)
Class I	2,918,637	136,480,894	4,680,807	185,091,359
Class R1	(14,619)	(592,817)	(11,454)	(519,447)
Class R2	(4,248)	(124,422)	40,037	1,618,668
Class R3	2,420	309,878	30,097	711,975
Class R4	(15,077)	(780,817)	13,033	355,761
Class R6	1,599,220	61,540,235	1,445,486	42,881,836
	4,588,286	$202,663,959	7,556,175	$275,632,415

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, the MFS Conservative Allocation Fund, and the MFS Aggressive Growth Allocation Fund were the owners of record of approximately 8%, 7%, 3%, and 3%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and

34

Notes to Financial Statements (unaudited) – continued

the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended March 31, 2020, the fund’s commitment fee and interest expense were $15,645 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$89,761,455	$340,307,133	$305,684,995	$(4,521)	$6,934	$124,386,006

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$416,168	$—

(8) Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance.

35

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

36

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reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

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1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

March 31, 2020

     MFS® Total Return Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

MTR-SEM

MFS® Total Return Fund

Contact information	back cover

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

During the first quarter of 2020, equity prices experienced their fastest 30% fall in history and market volatility reached levels not seen since the global financial crisis.

Optimism heading into the year — on receding trade and geopolitical risk along with easier central bank policies — was overwhelmed in February as the health effects of a novel coronavirus, COVID-19, spread beyond China’s borders, ultimately impacting more than 187 countries. The global pandemic prompted many governments to take drastic action to slow the spread of the virus, such as quarantines, school and business closures, and prohibitions on public gatherings. While these were important steps to protect the public health, they came at a cost: greater market volatility and an abrupt downturn in economic growth.

Global central banks have taken aggressive, coordinated steps to cushion the economic and market fallout related to the virus, and governments are undertaking unprecedented levels of fiscal stimulus. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery. In the aftermath of the crisis, there are likely to be societal changes as households, businesses, and governments adjust to a new reality, and these alterations could change the investment landscape. Occurrences such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and our global research platform has been built to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

May 15, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
U.S. Treasury Notes, 1.75%, 9/30/2022	2.6%
Microsoft Corp.	2.0%
Johnson & Johnson	1.8%
Cigna Corp.	1.8%
Comcast Corp., “A”	1.7%
U.S. Treasury Bonds, 2.875%, 5/15/2043	1.6%
U.S. Treasury Notes, 1.625%, 5/31/2023	1.6%
JPMorgan Chase & Co.	1.6%
Fannie Mae, 3.5%, 30 Years	1.4%
Fannie Mae, 4%, 30 Years	1.2%

Composition including fixed income credit quality (a)(i)
AAA	4.6%
AA	1.1%
A	5.4%
BBB	8.1%
BB	0.1%
B (o)	0.0%
CCC (o)	0.0%
U.S. Government	7.9%
Federal Agencies	12.0%
Not Rated	0.5%
Non-Fixed Income	60.1%
Cash & Cash Equivalents	0.2%

GICS equity sectors (g)
Financials	12.9%
Health Care	11.0%
Industrials	8.9%
Information Technology	8.6%
Consumer Staples	5.3%
Consumer Discretionary	3.1%
Energy	2.9%
Utilities	2.7%
Communication Services	2.0%
Materials	1.9%
Real Estate	0.8%

Portfolio Composition – continued

Fixed income sectors (i)
Investment Grade Corporates	13.7%
Mortgage-Backed Securities	12.0%
U.S. Treasury Securities	7.9%
Commercial Mortgage-Backed Securities	3.0%
Collateralized Debt Obligations	1.6%
Asset-Backed Securities	0.8%
Municipal Bonds	0.3%
Emerging Markets Bonds	0.2%
Non-U.S. Government Bonds	0.2%
U.S. Government Agencies (o)	0.0%

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of March 31, 2020.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, October 1, 2019 through March 31, 2020

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2019 through March 31, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/19	Ending Account Value 3/31/20	Expenses Paid During Period (p) 10/01/19-3/31/20
A	Actual	0.72%	$1,000.00	$899.54	$3.42
	Hypothetical (h)	0.72%	$1,000.00	$1,021.40	$3.64
B	Actual	1.47%	$1,000.00	$896.66	$6.97
	Hypothetical (h)	1.47%	$1,000.00	$1,017.65	$7.41
C	Actual	1.48%	$1,000.00	$896.69	$7.02
	Hypothetical (h)	1.48%	$1,000.00	$1,017.60	$7.47
I	Actual	0.47%	$1,000.00	$901.14	$2.23
	Hypothetical (h)	0.47%	$1,000.00	$1,022.65	$2.38
R1	Actual	1.48%	$1,000.00	$896.42	$7.02
	Hypothetical (h)	1.48%	$1,000.00	$1,017.60	$7.47
R2	Actual	0.97%	$1,000.00	$898.64	$4.60
	Hypothetical (h)	0.97%	$1,000.00	$1,020.15	$4.90
R3	Actual	0.72%	$1,000.00	$900.08	$3.42
	Hypothetical (h)	0.72%	$1,000.00	$1,021.40	$3.64
R4	Actual	0.47%	$1,000.00	$900.77	$2.23
	Hypothetical (h)	0.47%	$1,000.00	$1,022.65	$2.38
R6	Actual	0.39%	$1,000.00	$901.03	$1.85
	Hypothetical (h)	0.39%	$1,000.00	$1,023.05	$1.97
529A	Actual	0.76%	$1,000.00	$899.58	$3.61
	Hypothetical (h)	0.76%	$1,000.00	$1,021.20	$3.84
529B	Actual	0.77%	$1,000.00	$899.42	$3.66
	Hypothetical (h)	0.77%	$1,000.00	$1,021.15	$3.89
529C	Actual	1.52%	$1,000.00	$896.39	$7.21
	Hypothetical (h)	1.52%	$1,000.00	$1,017.40	$7.67

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

For the period from October 1, 2019 through March 31, 2020, the distribution fee for Class 529B was not imposed. Had the distribution fee been imposed throughout the entire six month period, the annualized expense ratio, the actual expenses paid during the period,

Expense Table – continued

and the hypothetical expenses paid during the period would have been approximately 1.52%, $7.22, and $7.67 for Class 529B. See Note 3 in the Notes to Financial Statements for additional information.

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A and Class 529A shares, this rebate reduced the expense ratios above by 0.01% and 0.02%, respectively. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

3/31/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 59.6%
Aerospace - 2.4%
Honeywell International, Inc.	492,883	$65,942,816
L3Harris Technologies, Inc.	62,455	11,249,395
Lockheed Martin Corp.	87,854	29,778,113
Northrop Grumman Corp.	99,920	30,230,796
United Technologies Corp. (a)	397,865	22,360,013

		$159,561,133
Alcoholic Beverages - 0.4%
Diageo PLC	906,534	$29,035,081

Apparel Manufacturers - 0.0%
LVMH Moet Hennessy Louis Vuitton SE	4,557	$1,691,538

Automotive - 0.7%
Aptiv PLC	238,499	$11,743,691
Lear Corp.	391,140	31,780,125

		$43,523,816
Broadcasting - 0.1%
Omnicom Group, Inc.	130,381	$7,157,917

Brokerage & Asset Managers - 2.6%
BlackRock, Inc.	62,409	$27,458,088
Blackstone Group, Inc.	567,852	25,877,016
Charles Schwab Corp.	953,689	32,063,024
Invesco Ltd.	1,206,775	10,957,517
NASDAQ, Inc.	323,839	30,748,513
T. Rowe Price Group, Inc.	175,393	17,127,126
TD Ameritrade Holding Corp.	696,008	24,123,637

		$168,354,921
Business Services - 2.6%
Accenture PLC, “A”	372,948	$60,887,491
Amdocs Ltd.	243,768	13,399,927
Cognizant Technology Solutions Corp., “A”	108,758	5,053,984
Equifax, Inc.	167,525	20,010,861
Fidelity National Information Services, Inc.	272,486	33,145,197
Fiserv, Inc. (a)	419,723	39,869,488

		$172,366,948

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Cable TV - 1.7%
Comcast Corp., “A”	3,176,501	$109,208,104

Chemicals - 1.2%
3M Co.	251,016	$34,266,194
PPG Industries, Inc.	510,885	42,709,986

		$76,976,180
Computer Software - 2.8%
Adobe Systems, Inc. (a)	97,401	$30,996,894
Microsoft Corp.	824,811	130,080,943
Oracle Corp.	490,674	23,714,274

		$184,792,111
Computer Software - Systems - 0.9%
Apple, Inc.	171,109	$43,511,308
Hitachi Ltd.	603,700	17,573,608

		$61,084,916
Conglomerates - 0.2%
Trane Technologies PLC	137,671	$11,370,248

Construction - 1.8%
Masco Corp.	918,960	$31,768,447
Otis Worldwide Corp. (a)	198,933	9,946,625
Sherwin-Williams Co.	23,873	10,970,121
Stanley Black & Decker, Inc.	270,365	27,036,500
Toll Brothers, Inc.	652,565	12,561,876
Vulcan Materials Co.	118,626	12,819,912
Whirlpool Corp.	137,443	11,792,610

		$116,896,091
Consumer Products - 0.9%
Colgate-Palmolive Co.	288,961	$19,175,452
Kimberly-Clark Corp.	259,839	33,225,613
Procter & Gamble Co.	30,856	3,394,160

		$55,795,225
Electrical Equipment - 0.6%
Johnson Controls International PLC	1,446,016	$38,984,591

Electronics - 2.3%
Analog Devices, Inc.	94,677	$8,487,793
Applied Materials, Inc.	308,585	14,139,365
Intel Corp.	305,716	16,545,350

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - continued
Maxim Integrated Products, Inc.	220,559	$10,721,373
NXP Semiconductors N.V.	240,003	19,903,449
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	725,805	34,686,221
Texas Instruments, Inc.	453,548	45,323,051

		$149,806,602
Energy - Independent - 0.8%
ConocoPhillips	508,884	$15,673,627
Hess Corp.	498,320	16,594,056
Phillips 66	51,482	2,762,010
Pioneer Natural Resources Co.	101,335	7,108,650
Valero Energy Corp.	241,006	10,932,032

		$53,070,375
Energy - Integrated - 0.8%
BP PLC	4,500,803	$19,147,187
Chevron Corp.	284,163	20,590,451
Suncor Energy, Inc.	848,473	13,541,323

		$53,278,961
Food & Beverages - 2.6%
Archer Daniels Midland Co.	754,959	$26,559,458
Coca-Cola European Partners PLC	186,485	6,998,782
Danone S.A.	198,878	12,826,567
General Mills, Inc.	501,265	26,451,754
J.M. Smucker Co.	180,696	20,057,256
Mondelez International, Inc.	198,315	9,931,615
Nestle S.A.	416,718	42,950,384
PepsiCo, Inc.	195,625	23,494,563

		$169,270,379
Gaming & Lodging - 0.1%
Marriott International, Inc., “A”	121,179	$9,065,401

Health Maintenance Organizations - 1.8%
Cigna Corp.	656,187	$116,263,213

Insurance - 3.0%
Aon PLC	342,769	$56,570,596
Chubb Ltd.	531,038	59,311,634
Marsh & McLennan Cos., Inc.	234,747	20,296,226
MetLife, Inc.	503,229	15,383,710
Travelers Cos., Inc.	369,966	36,756,122
Willis Towers Watson PLC	46,599	7,914,840

		$196,233,128

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Internet - 0.4%
Alphabet, Inc., “A” (a)	19,956	$23,187,874

Leisure & Toys - 0.2%
Electronic Arts, Inc. (a)	123,127	$12,333,632
Harley-Davidson, Inc.	49,021	927,967

		$13,261,599
Machinery & Tools - 2.4%
Carrier Global Corp. (a)	397,865	$6,863,171
Caterpillar, Inc.	207,938	24,129,125
Deere & Co.	68,832	9,509,829
Eaton Corp. PLC	865,194	67,216,922
Illinois Tool Works, Inc.	305,357	43,397,337
Ingersoll Rand, Inc. (a)	121,494	3,013,050

		$154,129,434
Major Banks - 4.6%
Bank of America Corp.	2,440,557	$51,813,025
Bank of New York Mellon Corp.	300,294	10,113,902
Goldman Sachs Group, Inc.	495,236	76,558,533
JPMorgan Chase & Co.	1,125,950	101,369,279
PNC Financial Services Group, Inc.	212,818	20,370,939
State Street Corp.	380,555	20,272,165
Wells Fargo & Co.	667,727	19,163,765

		$299,661,608
Medical & Health Technology & Services - 0.6%
McKesson Corp.	303,789	$41,090,500

Medical Equipment - 3.7%
Abbott Laboratories	273,605	$21,590,171
Becton, Dickinson and Co.	96,032	22,065,273
Danaher Corp.	482,136	66,732,444
Medtronic PLC	826,564	74,539,541
Thermo Fisher Scientific, Inc.	196,747	55,797,449

		$240,724,878
Metals & Mining - 0.2%
Rio Tinto PLC	351,720	$16,144,913

Natural Gas - Distribution - 0.2%
Sempra Energy	94,060	$10,627,839

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Natural Gas - Pipeline - 0.4%
Enterprise Products Partners LP	1,374,948	$19,661,757
EQM Midstream Partners LP	237,303	2,800,175
Equitrans Midstream Corp.	633,966	3,188,849

		$25,650,781
Other Banks & Diversified Financials - 3.0%
American Express Co.	105,045	$8,992,903
Citigroup, Inc.	1,243,337	52,369,354
Truist Financial Corp.	2,293,480	70,730,923
U.S. Bancorp	1,333,059	45,923,883
Visa, Inc., “A”	91,862	14,800,805

		$192,817,868
Pharmaceuticals - 4.8%
Bayer AG	270,463	$15,876,245
Eli Lilly & Co.	261,113	36,221,595
Johnson & Johnson	916,916	120,235,195
Merck & Co., Inc.	549,849	42,305,382
Pfizer, Inc.	1,620,281	52,885,972
Roche Holding AG	133,204	43,306,488

		$310,830,877
Railroad & Shipping - 1.3%
Canadian National Railway Co.	105,716	$8,206,733
Union Pacific Corp.	522,933	73,754,470

		$81,961,203
Real Estate - 0.8%
EPR Properties, REIT	256,137	$6,203,638
Medical Properties Trust, Inc., REIT	781,299	13,508,660
Public Storage, Inc., REIT	61,506	12,215,707
Simon Property Group, Inc., REIT	110,022	6,035,807
STORE Capital Corp., REIT	873,393	15,825,881

		$53,789,693
Restaurants - 0.4%
Starbucks Corp.	414,903	$27,275,723

Specialty Chemicals - 0.5%
Axalta Coating Systems Ltd. (a)	616,143	$10,640,790
Corteva, Inc.	212,072	4,983,692
DuPont de Nemours, Inc.	459,154	15,657,151

		$31,281,633

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Stores - 1.5%
Amazon.com, Inc. (a)	6,119	$11,930,337
Best Buy Co., Inc.	81,229	4,630,053
Home Depot, Inc.	102,165	19,075,227
Target Corp.	510,454	47,456,908
Tractor Supply Co.	146,958	12,425,299

		$95,517,824
Telephone Services - 0.5%
Verizon Communications, Inc.	661,946	$35,566,359

Tobacco - 1.4%
Altria Group, Inc.	148,739	$5,751,737
British American Tobacco PLC	306,425	10,463,912
Philip Morris International, Inc.	1,020,500	74,455,680

		$90,671,329
Utilities - Electric Power - 2.4%
Duke Energy Corp.	636,515	$51,481,333
Exelon Corp.	873,753	32,162,848
FirstEnergy Corp.	496,434	19,892,111
Public Service Enterprise Group, Inc.	232,955	10,462,009
Southern Co.	730,624	39,555,983

		$153,554,284
Total Common Stocks (Identified Cost, $3,197,309,274)		$3,881,533,098

Bonds - 39.5%
Aerospace - 0.1%
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025 (n)	$1,837,000	$1,891,124
L3Harris Technologies, Inc., 3.85%, 6/15/2023 (n)	7,508,000	7,839,469

		$9,730,593
Apparel Manufacturers - 0.0%
NIKE, Inc., “B”, 3.25%, 3/27/2040	$2,738,000	$2,869,540

Asset-Backed & Securitized - 5.4%
ALM Loan Funding, CLO, 2013-7R2A, “A1B2”, FLR, 3.231% (LIBOR - 3mo. + 1.4%), 10/15/2027 (n)	$13,305,000	$12,654,731
AREIT CRE Trust, 2018-CRE2, “A”, FLR, 1.684% (LIBOR - 1mo. + 0.98%), 11/14/2035 (n)	6,409,148	5,953,682
AREIT CRE Trust, 2019-CRE3, “AS” FLR, 2.004% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	10,151,500	8,868,310
Avis Budget Rental Car Funding LLC, 2019-1A, “A”, 3.45%, 3/20/2023 (n)	11,630,000	11,445,007

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Bancorp Commercial Mortgage Trust, 2018-CRE4, “A”, FLR, 1.605% (LIBOR - 1mo. + 0.9%), 9/15/2035 (n)	$7,526,095	$7,403,239
Bancorp Commercial Mortgage Trust, 2019-CRE6, “AS”, FLR, 2.005% (LIBOR - 1mo. + 1.3%), 9/15/2036 (n)	10,512,013	9,932,170
Bayview Financial Revolving Mortgage Loan Trust, FLR, 2.54% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	2,430,511	2,307,542
BDS Ltd., 2019-FL4, “A”, FLR, 2.2% (LIBOR - 1mo. + 1.4%), 8/15/2035 (n)	12,606,500	11,199,487
BDS Ltd., 2019-FL4, “A”, FLR, 1.805% (LIBOR - 1mo. + 1.10%), 8/15/2036 (n)	7,275,500	6,471,492
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030 (n)	2,739,560	2,712,991
Commercial Mortgage Pass-Through Certificates, 2019-BN17, “A4”, 3.714%, 4/15/2052	8,356,000	9,163,699
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	7,000,000	7,180,949
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,641,397	10,244,169
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	11,000,000	11,554,557
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	5,534,308	5,731,574
Cutwater CLO Ltd., 2015-1A, “AR”, FLR, 3.051% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	13,305,000	12,811,451
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 2.731% (LIBOR - 3mo. + 0.9%), 4/15/2029 (n)	8,528,000	8,235,285
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 2.851% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)	11,647,598	11,096,096
Exantas Capital Corp. CLO Ltd., 2018-RS06, “A”, FLR, 1.63% (LIBOR - 1mo. + 0.83%), 6/15/2035 (n)	90,344	90,192
Exantas Capital Corp. CLO Ltd., 2019-RS07, “A”, FLR, 1.8% (LIBOR - 1mo. + 1%), 4/15/2036 (n)	1,526,478	1,257,330
Exeter Automobile Receivables Trust, 2020-1, 2.26%, 4/15/2024 (n)	2,195,000	2,136,842
Figueroa CLO Ltd., 2014-1A, “BR”, FLR, 3.331% (LIBOR - 3mo. + 1.5%), 1/15/2027 (n)	3,980,000	3,803,216
Fort CRE LLC, 2018-1A, “A1”, FLR, 2.976% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)	4,954,000	4,635,250
GLS Auto Receivables Trust, 2020-1A, “A”, 2.17%, 2/15/2024 (n)	3,398,300	3,312,191
GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/2036	625,728	619,754
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	10,734,280	11,013,471

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
GS Mortgage Securities Trust, 2019-GSA1, “A4”, 3.047%, 11/10/2052	$6,631,389	$6,656,893
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	13,361,337	13,867,168
KKR Real Estate Financial Trust, Inc., 2018-FL1, “A”, FLR, 1.9% (LIBOR - 1mo. + 1.1%), 6/15/2036 (n)	6,595,500	5,421,204
Magnetite XVI Ltd., 2015-16A, “AR”, FLR, 2.619% (LIBOR - 3mo. + 0.8%), 1/18/2028 (n)	5,000,000	4,873,945
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 2.756% (LIBOR - 1mo. + 1.13%), 12/25/2034 (n)	13,400,000	10,868,217
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	4,195,516	4,522,518
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	3,903,759	4,080,596
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 3.619% (LIBOR -3mo. + 1.8%), 4/18/2025 (n)	13,096,831	12,575,341
Navistar Financial Dealer Note Master Owner Trust II, 2018-1, “A”, FLR, 2.256% (LIBOR - 1mo. + 0.63%), 9/25/2023 (n)	7,710,000	7,478,519
Neuberger Berman CLO Ltd., 2015-20, “AR”, FLR, 2.631% (LIBOR - 3mo. + 0.8%), 1/15/2028 (n)	5,725,000	5,497,111
Oaktree CLO Ltd., 2015-1A, “A2AR”, FLR, 3.169% (LIBOR - 3mo. + 1.35%), 10/20/2027 (n)	2,435,945	2,216,803
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	938,375	935,973
Santander Retail Auto Lease Trust, 2020-A, “B”, 1.88%, 3/20/2024 (n)	4,984,000	4,824,681
Sound Point CLO Ltd., 2015-3A, “AR”, FLR, 2.709% (LIBOR -3mo. + 0.89%), 1/20/2028 (n)	3,225,000	3,194,143
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	8,990,000	9,382,076
UBS Commercial Mortgage Trust, 2019-C16, “A4”, 3.605%, 4/15/2052	30,000,000	32,581,182
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 9/15/2052	7,465,644	7,748,740
Venture Corp. Ltd., FLR, 2.813% (LIBOR - 3mo. + 1.2%), 2/28/2026 (n)	14,050,000	12,966,394
Verizon Owner Trust, 2020-A, “B”, 1.98%, 7/22/2024	7,967,000	7,530,872
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	7,408,000	7,296,782
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	6,507,931	6,601,837

		$352,955,672

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Automotive - 0.3%
General Motors Co., 6.75%, 4/01/2046	$3,268,000	$2,610,791
General Motors Financial Co., Inc., 4.35%, 4/09/2025	1,891,000	1,640,645
Hyundai Capital America, 3%, 2/10/2027 (n)	5,056,000	4,686,513
Lear Corp., 3.8%, 9/15/2027	7,427,000	6,702,797
Lear Corp., 4.25%, 5/15/2029	2,779,000	2,469,914
Toyota Motor Credit Corp., 3.375%, 4/01/2030	4,000,000	4,039,081

		$22,149,741
Brokerage & Asset Managers - 0.4%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$2,227,000	$2,198,671
E*TRADE Financial Corp., 4.5%, 6/20/2028	3,325,000	3,403,332
Intercontinental Exchange, Inc., 2.35%, 9/15/2022	4,411,000	4,411,476
Intercontinental Exchange, Inc., 4%, 10/15/2023	7,055,000	7,390,719
Raymond James Financial, Inc., 4.95%, 7/15/2046	6,556,000	7,541,927

		$24,946,125
Building - 0.2%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)	$3,379,000	$3,166,246
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	2,740,000	2,705,033
Martin Marietta Materials, Inc., 2.5%, 3/15/2030	803,000	726,897
Masco Corp., 4.375%, 4/01/2026	5,605,000	5,543,916

		$12,142,092
Business Services - 0.3%
Equinix, Inc., 2.625%, 11/18/2024	$9,891,000	$9,433,640
Fiserv, Inc., 4.4%, 7/01/2049	5,204,000	5,507,259
Verisk Analytics, Inc., 4.125%, 3/15/2029	7,699,000	8,119,018

		$23,059,917
Cable TV - 0.3%
Charter Communications Operating LLC/Charter
Communications Operating Capital Corp., 4.908%, 7/23/2025	$5,325,000	$5,652,985
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	1,523,000	1,643,783
Comcast Corp., 3.45%, 2/01/2050	5,380,000	5,894,353
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	7,170,000	9,867,145

		$23,058,266
Chemicals - 0.1%
Sherwin-Williams Co., 4.5%, 6/01/2047	$5,394,000	$5,771,943

Computer Software - 0.2%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)	$5,910,000	$5,816,572
Microsoft Corp., 4.25%, 2/06/2047	6,521,000	8,403,165

		$14,219,737

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Computer Software - Systems - 0.3%
Apple, Inc., 2.85%, 5/11/2024	$6,746,000	$7,168,191
Apple, Inc., 2.05%, 9/11/2026	1,349,000	1,382,970
Apple, Inc., 3.35%, 2/09/2027	1,814,000	1,977,178
Apple, Inc., 3.85%, 5/04/2043	5,286,000	6,283,568
Apple, Inc., 3.85%, 8/04/2046	3,373,000	4,063,260

		$20,875,167
Conglomerates - 0.3%
Roper Technologies, Inc., 4.2%, 9/15/2028	$2,666,000	$2,867,654
Roper Technologies, Inc., 2.95%, 9/15/2029	1,686,000	1,673,392
United Technologies Corp., 4.125%, 11/16/2028	5,363,000	5,887,248
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	1,213,000	1,205,100
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	6,210,000	5,706,293

		$17,339,687
Consumer Products - 0.2%
Kimberly-Clark Corp., 3.1%, 3/26/2030	$902,000	$975,801
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	6,003,000	6,204,244
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	6,336,000	6,277,857

		$13,457,902
Consumer Services - 0.7%
Booking Holdings, Inc., 2.75%, 3/15/2023	$11,638,000	$11,413,130
Experian Finance PLC, 4.25%, 2/01/2029 (n)	5,108,000	5,606,075
IHS Markit Ltd., 3.625%, 5/01/2024	1,224,000	1,216,227
IHS Markit Ltd., 4%, 3/01/2026 (n)	5,987,000	5,891,687
IHS Markit Ltd., 4.25%, 5/01/2029	1,836,000	1,845,092
Visa, Inc., 3.15%, 12/14/2025	14,802,000	16,121,706
Western Union Co., 2.85%, 1/10/2025	2,040,000	2,030,090

		$44,124,007
Electronics - 0.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028	$9,409,000	$8,711,106
Broadcom, Inc., 4.25%, 4/15/2026 (n)	4,336,000	4,262,752

		$12,973,858
Emerging Market Sovereign - 0.1%
Republic of Indonesia, 2.85%, 2/14/2030	$6,994,000	$6,783,950

Energy - Integrated - 0.2%
BP Capital Markets PLC, 4.742%, 3/11/2021	$4,892,000	$4,916,751
Eni S.p.A., 4.75%, 9/12/2028 (n)	5,928,000	5,769,837

		$10,686,588

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Financial Institutions - 0.2%
AerCap Ireland Capital DAC, 4.875%, 1/16/2024	$1,093,000	$939,727
AerCap Ireland Capital DAC, 3.65%, 7/21/2027	8,502,000	6,583,444
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	2,464,000	1,971,568
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	2,571,000	2,016,262

		$11,511,001
Food & Beverages - 0.6%
Anheuser-Busch InBev S.A., 8%, 11/15/2039	$5,850,000	$8,334,744
Constellation Brands, Inc., 3.5%, 5/09/2027	9,893,000	9,275,802
Diageo Capital PLC, 2.375%, 10/24/2029	9,244,000	8,882,588
General Mills, Inc., 4%, 4/17/2025	7,528,000	8,092,363
General Mills, Inc., 2.875%, 4/15/2030	1,554,000	1,550,892
PepsiCo, Inc., 3.5%, 3/19/2040	2,018,000	2,257,521

		$38,393,910
Gaming & Lodging - 0.2%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$5,487,000	$4,692,483
Las Vegas Sands Corp., 3.9%, 8/08/2029	3,182,000	2,742,394
Marriott International, Inc., 4%, 4/15/2028	6,516,000	6,023,571

		$13,458,448
Insurance - 0.3%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$2,277,000	$2,286,940
American International Group, Inc., 4.875%, 6/01/2022	10,460,000	10,736,268
American International Group, Inc., 3.75%, 7/10/2025	7,000,000	7,006,531

		$20,029,739
Insurance - Health - 0.3%
UnitedHealth Group, Inc., 3.75%, 7/15/2025	$9,796,000	$10,586,136
UnitedHealth Group, Inc., 3.5%, 8/15/2039	1,303,000	1,405,200
UnitedHealth Group, Inc., 3.7%, 8/15/2049	6,746,000	7,473,623

		$19,464,959
Insurance - Property & Casualty - 0.3%
Aon Corp., 3.75%, 5/02/2029	$8,112,000	$8,548,482
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049	3,261,000	3,000,170
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	3,352,000	3,107,378
Marsh & McLennan Cos., Inc., 4.75%, 3/15/2039	2,844,000	3,194,593
Progressive Corp., 3.95%, 3/26/2050	1,328,000	1,550,825

		$19,401,448
International Market Quasi-Sovereign - 0.2%
Temasek Financial I Ltd. (Republic of Singapore), 2.375%, 1/23/2023 (n)	$10,140,000	$10,351,824

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Machinery & Tools - 0.1%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$5,788,000	$5,654,047

Major Banks - 2.5%
Bank of America Corp., 4.1%, 7/24/2023	$7,970,000	$8,491,144
Bank of America Corp., 3.004%, 12/20/2023	1,833,000	1,870,020
Bank of America Corp., 4.125%, 1/22/2024	10,657,000	11,263,114
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026	5,404,000	5,661,051
Bank of America Corp., 3.5%, 4/19/2026	8,997,000	9,556,150
Bank of America Corp., 2.496% to 2/13/2030, FLR (LIBOR - 3mo. + 0.99%) to 2/13/2031	18,207,000	17,604,854
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	10,118,000	9,541,862
JPMorgan Chase & Co., 3.2%, 1/25/2023	14,643,000	15,064,244
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	16,313,000	17,264,445
JPMorgan Chase & Co., 2.739% to 10/15/2029, FLR (SOFR + 1.51%) to 10/15/2030	13,487,000	13,664,177
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	3,658,000	4,190,997
Morgan Stanley, 3.125%, 1/23/2023	1,002,000	1,026,175
Morgan Stanley, 3.875%, 4/29/2024	6,520,000	6,849,788
Morgan Stanley, 4%, 7/23/2025	2,939,000	3,097,873
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR + 1.143%) to 1/22/2031	8,094,000	7,913,653
PNC Bank N.A., 2.7%, 10/22/2029	2,565,000	2,439,097
State Street Corp., 2.901% to 3/30/2025, FLR (SOFR + 2.7%) to 3/30/2026 (n)	1,443,000	1,477,087
Wells Fargo & Co., 3.75%, 1/24/2024	10,183,000	10,761,659
Wells Fargo & Co., 3.196% to 6/17/2026, FLR (LIBOR - 3mo. + 1.17%) to 6/17/2027	14,924,000	15,378,213
Wells Fargo & Co., 2.572% to 2/11/2030, FLR (LIBOR - 3mo. + 1%) to 2/11/2031	1,354,000	1,295,186

		$164,410,789
Medical & Health Technology & Services - 0.8%
Alcon, Inc., 3.8%, 9/23/2049 (n)	$4,915,000	$4,903,429
Becton, Dickinson and Co., 3.125%, 11/08/2021	3,168,000	3,208,235
Becton, Dickinson and Co., 4.669%, 6/06/2047	5,897,000	6,354,439
Cigna Corp., 3.2%, 3/15/2040	1,953,000	1,807,116
HCA, Inc., 5.125%, 6/15/2039	7,327,000	7,560,202
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022	1,494,000	1,506,423
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	5,294,000	6,011,248
Northwell Healthcare, Inc., 3.979%, 11/01/2046	520,000	535,739
Northwell Healthcare, Inc., 4.26%, 11/01/2047	4,156,000	4,438,790

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical & Health Technology & Services - continued
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	$7,303,000	$7,383,481
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027	7,755,000	7,932,095

		$51,641,197
Medical Equipment - 0.4%
Abbott Laboratories, 4.9%, 11/30/2046	$5,880,000	$8,024,446
Boston Scientific Corp., 3.75%, 3/01/2026	8,132,000	8,528,076
Zimmer Biomet Holdings, Inc., 3.55%, 4/01/2025	7,149,000	7,214,420

		$23,766,942
Metals & Mining - 0.1%
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	$4,071,000	$3,750,855

Midstream - 0.6%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$9,121,000	$9,790,603
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	822,000	855,199
Cheniere Energy, Inc., 3.7%, 11/15/2029 (n)	5,271,000	3,937,700
Enbridge, Inc., 2.5%, 1/15/2025	3,348,000	3,031,761
Enterprise Products Operating LLC, 4.2%, 1/31/2050	2,777,000	2,649,430
Kinder Morgan Energy Partners LP, 4.15%, 2/01/2024	5,700,000	5,717,411
ONEOK, Inc., 4.95%, 7/13/2047	7,952,000	6,258,984
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	7,216,000	6,131,395

		$38,372,483
Mortgage-Backed - 11.9%
Fannie Mae, 5%, 12/01/2020 - 3/01/2042	$9,392,160	$10,432,299
Fannie Mae, 6%, 1/01/2021 - 7/01/2037	6,885,215	7,769,438
Fannie Mae, 3.99%, 7/01/2021	185,295	189,339
Fannie Mae, 2.67%, 3/01/2022	843,331	863,211
Fannie Mae, 2.73%, 4/01/2023	608,532	637,462
Fannie Mae, 2.41%, 5/01/2023	923,045	959,375
Fannie Mae, 2.55%, 5/01/2023	867,699	905,396
Fannie Mae, 2.59%, 5/01/2023	912,937	953,744
Fannie Mae, 2.62%, 5/01/2023	606,514	634,104
Fannie Mae, 5.25%, 8/01/2024	932,125	1,056,527
Fannie Mae, 3.5%, 5/25/2025 - 11/01/2048	91,296,221	97,528,972
Fannie Mae, 2.7%, 7/01/2025	1,007,000	1,083,139
Fannie Mae, 3.43%, 6/01/2026	1,129,902	1,259,305
Fannie Mae, 4.54%, 7/01/2026	947,948	1,095,976
Fannie Mae, 2.28%, 11/01/2026	1,351,395	1,432,471
Fannie Mae, 2.584%, 12/25/2026	4,588,000	4,843,065
Fannie Mae, 3.95%, 1/01/2027	912,874	1,052,794
Fannie Mae, 3%, 11/01/2028 - 2/01/2050	44,600,447	46,988,114
Fannie Mae, 4.01%, 1/01/2029	768,635	898,418

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 4.96%, 6/01/2030	$509,056	$596,038
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	2,629,581	3,025,903
Fannie Mae, 2.5%, 11/01/2031 - 2/01/2050	14,159,116	14,687,532
Fannie Mae, 5.5%, 2/01/2033 - 4/01/2040	12,430,936	13,937,321
Fannie Mae, 3%, 2/25/2033 (i)	1,484,444	157,931
Fannie Mae, 4.5%, 8/01/2033 - 6/01/2044	27,653,441	30,290,432
Fannie Mae, 3.25%, 5/25/2040	639,398	687,124
Fannie Mae, 4%, 9/01/2040 - 6/01/2047	72,437,169	78,249,090
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	4,165,711	4,273,025
Fannie Mae, 4%, 7/25/2046 (i)	1,260,622	237,453
Freddie Mac, 5%, 4/01/2020 - 7/01/2041	5,520,222	6,149,768
Freddie Mac, 3.808%, 8/25/2020	4,388,120	4,408,587
Freddie Mac, 3.034%, 10/25/2020	1,513,263	1,516,360
Freddie Mac, 6%, 5/01/2021 - 6/01/2037	2,753,993	3,122,547
Freddie Mac, 2.791%, 1/25/2022	3,221,000	3,316,323
Freddie Mac, 2.51%, 11/25/2022	4,700,000	4,836,949
Freddie Mac, 3.111%, 2/25/2023	5,200,000	5,446,416
Freddie Mac, 3.32%, 2/25/2023	2,023,000	2,132,099
Freddie Mac, 3.25%, 4/25/2023	6,006,000	6,327,151
Freddie Mac, 3.06%, 7/25/2023	1,116,000	1,179,457
Freddie Mac, 3.458%, 8/25/2023	2,578,000	2,758,126
Freddie Mac, 0.881%, 4/25/2024 (i)	11,238,878	309,029
Freddie Mac, 0.502%, 7/25/2024 (i)	40,823,000	874,943
Freddie Mac, 0.606%, 7/25/2024 (i)	13,906,024	305,631
Freddie Mac, 4.5%, 8/01/2024 - 5/01/2042	4,628,872	5,046,884
Freddie Mac, 0.314%, 8/25/2024 (i)	44,106,000	652,535
Freddie Mac, 0.413%, 8/25/2024 (i)	81,665,951	1,229,955
Freddie Mac, 3.064%, 8/25/2024	2,295,000	2,443,692
Freddie Mac, 0.364%, 10/25/2024 - 9/25/2027 (i)	84,642,323	1,419,167
Freddie Mac, 3.171%, 10/25/2024	3,005,000	3,245,128
Freddie Mac, 0.275%, 11/25/2024 (i)	44,690,000	577,779
Freddie Mac, 2.67%, 12/25/2024	3,687,000	3,905,319
Freddie Mac, 3.329%, 5/25/2025	4,698,000	5,135,613
Freddie Mac, 3.01%, 7/25/2025	1,275,000	1,376,988
Freddie Mac, 3.151%, 11/25/2025	2,984,000	3,254,618
Freddie Mac, 3.5%, 12/01/2025 - 10/25/2058	68,338,112	72,793,959
Freddie Mac, 3.413%, 12/25/2026	2,318,000	2,594,018
Freddie Mac, 3.43%, 1/25/2027	2,273,257	2,545,829
Freddie Mac, 0.635%, 6/25/2027 (i)	39,273,000	1,666,169
Freddie Mac, 0.751%, 6/25/2027 (i)	12,752,559	573,091
Freddie Mac, 0.577%, 7/25/2027 (i)	34,162,387	1,248,625
Freddie Mac, 0.329%, 8/25/2027 (i)	27,934,000	671,614
Freddie Mac, 0.434%, 8/25/2027 (i)	18,176,355	503,172

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 3.244%, 8/25/2027	$2,336,000	$2,637,088
Freddie Mac, 0.279%, 9/25/2027 (i)	30,183,000	631,350
Freddie Mac, 0.197%, 11/25/2027 (i)	47,333,000	735,858
Freddie Mac, 0.29%, 11/25/2027 (i)	34,024,550	687,085
Freddie Mac, 0.326%, 11/25/2027 (i)	30,351,496	679,512
Freddie Mac, 0.24%, 12/25/2027 (i)	29,308,000	559,414
Freddie Mac, 0.287%, 12/25/2027 (i)	32,765,000	719,415
Freddie Mac, 0.369%, 12/25/2027 (i)	52,259,591	1,301,431
Freddie Mac, 3.65%, 2/25/2028	2,634,000	3,048,250
Freddie Mac, 3.9%, 4/25/2028	4,975,000	5,845,829
Freddie Mac, 3.926%, 7/25/2028	160,692	188,577
Freddie Mac, 1.09%, 7/25/2029 (i)	858,174	71,610
Freddie Mac, 1.27%, 8/25/2029 (i)	13,459,461	1,169,528
Freddie Mac, 0.757%, 11/25/2029 (i)	33,144,340	1,666,809
Freddie Mac, 0.307%, 11/25/2032 (i)	25,882,502	733,865
Freddie Mac, 3%, 8/01/2033 - 2/25/2059	63,482,740	66,965,511
Freddie Mac, 5.5%, 12/01/2033 - 10/01/2035	2,580,293	2,900,727
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	1,366,152	1,541,413
Freddie Mac, 5.5%, 2/15/2036 (i)	294,602	58,564
Freddie Mac, 4%, 8/01/2037 - 8/01/2047	42,603,567	45,830,584
Freddie Mac, 4.5%, 12/15/2040 (i)	338,766	32,291
Freddie Mac, 4%, 8/15/2044 (i)	359,516	45,238
Ginnie Mae, 2.5%, 7/20/2032	950,000	1,005,794
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	2,615,991	2,994,063
Ginnie Mae, 5.5%, 12/15/2032 - 4/20/2035	2,242,965	2,546,597
Ginnie Mae, 4.5%, 7/15/2033 - 7/20/2049	14,377,201	15,538,541
Ginnie Mae, 5%, 7/20/2033 - 10/15/2034	739,333	820,322
Ginnie Mae, 4%, 1/20/2041 - 10/20/2049	14,177,407	15,270,539
Ginnie Mae, 3.5%, 12/15/2041 - 12/20/2049	53,715,137	57,055,558
Ginnie Mae, 3%, 4/20/2045 - 3/20/2048	58,506,160	62,396,868
Ginnie Mae, 0.659%, 2/16/2059 (i)	20,547,488	1,078,620

		$777,049,390
Municipals - 0.3%
New Jersey Economic Development Authority State Pension
Funding Rev., “A”, 7.425%, 2/15/2029	$8,500,000	$10,140,415
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/2040	5,815,000	8,513,160

		$18,653,575
Natural Gas - Distribution - 0.1%
NiSource, Inc., 2.95%, 9/01/2029	$5,114,000	$4,852,303
NiSource, Inc., 5.65%, 2/01/2045	2,500,000	2,870,875

		$7,723,178

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Network & Telecom - 0.4%
AT&T, Inc., 3%, 6/30/2022	$6,074,000	$6,126,848
AT&T, Inc., 5.45%, 3/01/2047	4,507,000	5,405,053
Verizon Communications, Inc., 4.272%, 1/15/2036	6,744,000	7,832,684
Verizon Communications, Inc., 4.812%, 3/15/2039	8,074,000	9,939,185

		$29,303,770
Oils - 0.2%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$5,246,000	$3,988,468
Valero Energy Corp., 4.9%, 3/15/2045	7,872,000	8,144,871

		$12,133,339
Other Banks & Diversified Financials - 0.5%
Banco de Credito del Peru, 5.375%, 9/16/2020	$4,872,000	$4,880,088
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	4,730,000	4,715,242
Branch Banking & Trust Co., 2.25%, 3/11/2030	8,444,000	7,720,801
Capital One Financial Corp., 3.75%, 3/09/2027	5,953,000	5,714,648
Citigroup, Inc., 2.666% to 1/29/2030, FLR (SOFR + 1.146%) to 1/29/2031	10,118,000	9,809,763

		$32,840,542
Pollution Control - 0.1%
Republic Services, Inc., 3.95%, 5/15/2028	$4,185,000	$4,524,647

Real Estate - Other - 0.0%
Prologis, Inc., REIT, 2.25%, 4/15/2030	$2,526,000	$2,308,190

Real Estate - Retail - 0.1%
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029	$5,435,000	$4,693,021

Retailers - 0.4%
Best Buy Co., Inc., 4.45%, 10/01/2028	$7,122,000	$7,224,893
Home Depot, Inc., 5.95%, 4/01/2041	1,578,000	2,207,962
Home Depot, Inc., 3.9%, 6/15/2047	3,838,000	4,242,678
Target Corp., 2.25%, 4/15/2025	10,101,000	10,305,166

		$23,980,699
Specialty Stores - 0.1%
TJX Cos., Inc., 3.75%, 4/15/2027	$1,347,000	$1,379,154
TJX Cos., Inc., 3.875%, 4/15/2030	1,615,000	1,667,369
TJX Cos., Inc., 4.5%, 4/15/2050	1,141,000	1,218,885

		$4,265,408

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Telecommunications - Wireless - 0.3%
American Tower Corp., REIT, 3%, 6/15/2023	$3,098,000	$3,102,072
American Tower Corp., REIT, 3.6%, 1/15/2028	3,756,000	3,733,181
American Tower Trust I, REIT, 3.07%, 3/15/2023 (n)	5,425,000	5,330,920
Crown Castle International Corp., 3.65%, 9/01/2027	8,690,000	8,800,895

		$20,967,068
Telephone Services - 0.1%
Deutsche Telekom AG, 3.625%, 1/21/2050 (n)	$3,952,000	$3,892,092

Tobacco - 0.1%
B.A.T Capital Corp., 4.7%, 4/02/2027	$1,347,000	$1,368,777
B.A.T Capital Corp., 4.906%, 4/02/2030	2,825,000	2,893,907
B.A.T Capital Corp., 5.282%, 4/02/2050	824,000	825,823

		$5,088,507
Transportation - Services - 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$5,736,000	$7,293,019

U.S. Government Agencies and Equivalents - 0.0%
Small Business Administration, 4.35%, 7/01/2023	$66,517	$68,838
Small Business Administration, 4.77%, 4/01/2024	204,363	212,350
Small Business Administration, 5.18%, 5/01/2024	376,504	395,568
Small Business Administration, 5.52%, 6/01/2024	165,336	174,399
Small Business Administration, 4.99%, 9/01/2024	350,083	366,546
Small Business Administration, 4.95%, 3/01/2025	304,492	318,718

		$1,536,419
U.S. Treasury Obligations - 7.8%
U.S. Treasury Bonds, 5%, 5/15/2037	$2,452,000	$4,026,644
U.S. Treasury Bonds, 3.5%, 2/15/2039	5,140,000	7,322,894
U.S. Treasury Bonds, 2.875%, 5/15/2043	78,066,800	103,032,929
U.S. Treasury Bonds, 2.5%, 2/15/2045	5,313,000	6,643,118
U.S. Treasury Bonds, 3%, 11/15/2045	215,000	294,802
U.S. Treasury Bonds, 2.875%, 11/15/2046	14,148,000	19,141,249
U.S. Treasury Bonds, 3%, 2/15/2048	36,052,000	50,050,315
U.S. Treasury Bonds, 2.875%, 5/15/2049	6,250,000	8,528,076
U.S. Treasury Notes, 1.75%, 11/30/2021	41,770,000	42,845,251
U.S. Treasury Notes, 1.75%, 9/30/2022	160,226,000	166,190,663
U.S. Treasury Notes, 1.625%, 5/31/2023	97,252,200	101,301,842

		$509,377,783
Utilities - Electric Power - 1.1%
Berkshire Hathaway Energy Co., 3.75%, 11/15/2023	$3,550,000	$3,704,711
Berkshire Hathaway Energy Co., 4.25%, 10/15/2050 (n)	922,000	1,044,107

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - continued
Duke Energy Corp., 2.65%, 9/01/2026	$1,590,000	$1,577,550
Duke Energy Progress LLC, 3.45%, 3/15/2029	7,168,000	7,576,597
Enel Finance International N.V., 2.65%, 9/10/2024	6,544,000	6,245,656
Enel Finance International N.V., 4.875%, 6/14/2029 (n)	5,951,000	6,471,142
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	2,194,000	2,237,492
Evergy, Inc., 2.9%, 9/15/2029	5,701,000	5,394,534
Exelon Corp., 4.05%, 4/15/2030	6,734,000	6,801,341
FirstEnergy Corp., 3.4%, 3/01/2050	3,815,000	3,601,226
Georgia Power Co., 3.7%, 1/30/2050	530,000	548,563
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (n)	4,533,000	4,898,926
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/2029	4,555,000	5,554,392
PPL Capital Funding, Inc., 5%, 3/15/2044	1,773,000	1,892,874
PPL Corp., 3.4%, 6/01/2023	4,920,000	5,052,821
Xcel Energy, Inc., 3.4%, 6/01/2030	3,419,000	3,462,754
Xcel Energy, Inc., 3.5%, 12/01/2049	4,030,000	3,546,075

		$69,610,761
Total Bonds (Identified Cost, $2,469,091,316)		$2,572,593,835

Convertible Preferred Stocks - 0.3%
Medical Equipment - 0.1%
Danaher Corp., 4.75%	3,976	$4,107,805

Utilities - Electric Power - 0.2%
CenterPoint Energy, Inc., 7%	493,865	$14,223,312
Total Convertible Preferred Stocks (Identified Cost, $29,229,447)		$18,331,117

Preferred Stocks - 0.2%
Electronics - 0.2%
Samsung Electronics Co. Ltd. (Identified Cost, $16,327,651)	426,601	$13,925,319

Investment Companies (h) - 0.1%
Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 1.28% (v) (Identified Cost, $6,862,194)	6,860,142	$6,861,514

Other Assets, Less Liabilities - 0.3%		17,658,209
Net Assets - 100.0%		$6,510,903,092

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $6,861,514 and $6,486,383,369, respectively.

Portfolio of Investments (unaudited) – continued

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $341,283,805, representing 5.2% of net assets.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/20 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $5,711,957,688)	$6,486,383,369
Investments in affiliated issuers, at value (identified cost, $6,862,194)	6,861,514
Cash	10,064,816
Receivables for
Investments sold	39,275,753
Investments sold on an extended settlement basis	164,161,310
Fund shares sold	13,932,619
Interest and dividends	23,942,176
Other assets	17,727
Total assets	$6,744,639,284

Liabilities
Payables for
Distributions	$908,693
Investments purchased	55,014,725
Investments purchased on an extended settlement basis	164,352,466
Fund shares reacquired	10,060,648
Payable to affiliates
Investment adviser	124,259
Administrative services fee	3,160
Shareholder servicing costs	3,016,088
Distribution and service fees	32,772
Program manager fees	85
Payable for independent Trustees’ compensation	28,625
Accrued expenses and other liabilities	194,671
Total liabilities	$233,736,192
Net assets	$6,510,903,092

Net assets consist of
Paid-in capital	$5,565,994,736
Total distributable earnings (loss)	944,908,356
Net assets	$6,510,903,092
Shares of beneficial interest outstanding	381,078,463

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$3,991,197,861	233,760,314	$17.07
Class B	95,425,155	5,577,186	17.11
Class C	491,732,802	28,588,686	17.20
Class I	587,915,831	34,444,119	17.07
Class R1	9,011,192	528,423	17.05
Class R2	123,844,007	7,228,198	17.13
Class R3	251,159,479	14,698,392	17.09
Class R4	209,330,826	12,246,790	17.09
Class R6	719,984,863	42,171,519	17.07
Class 529A	23,595,506	1,386,157	17.02
Class 529B	789,776	46,174	17.10
Class 529C	6,915,794	402,505	17.18

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $18.11 [100 / 94.25 x $17.07] and $18.06 [100 / 94.25 x $17.02], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/20 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$58,414,101
Interest	44,263,330
Dividends from affiliated issuers	1,204,269
Other	373,027
Income on securities loaned	343,011
Foreign taxes withheld	(449,941)
Total investment income	$104,147,797
Expenses
Management fee	$13,112,566
Distribution and service fees	10,166,238
Shareholder servicing costs	3,504,249
Program manager fees	8,886
Administrative services fee	277,756
Independent Trustees’ compensation	47,943
Custodian fee	149,396
Shareholder communications	139,751
Audit and tax fees	43,283
Legal fees	34,798
Miscellaneous	186,122
Total expenses	$27,670,988
Fees paid indirectly	(2,859)
Reduction of expenses by distributor	(184,605)
Net expenses	$27,483,524
Net investment income (loss)	$76,664,273

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$205,641,123
Affiliated issuers	42,789
Foreign currency	(89,989)
Net realized gain (loss)	$205,593,923
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(1,012,181,208)
Affiliated issuers	(9,757)
Translation of assets and liabilities in foreign currencies	(32,176)
Net unrealized gain (loss)	$(1,012,223,141)
Net realized and unrealized gain (loss)	$(806,629,218)
Change in net assets from operations	$(729,964,945)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 3/31/20 (unaudited)	Year ended 9/30/19

From operations
Net investment income (loss)	$76,664,273	$160,917,103
Net realized gain (loss)	205,593,923	134,497,966
Net unrealized gain (loss)	(1,012,223,141)	171,768,264
Change in net assets from operations	$(729,964,945)	$467,183,333
Total distributions to shareholders	$(174,458,725)	$(338,868,704)
Change in net assets from fund share transactions	$(132,932,034)	$(378,374,769)
Total change in net assets	$(1,037,355,704)	$(250,060,140)

Net assets
At beginning of period	7,548,258,796	7,798,318,936
At end of period	$6,510,903,092	$7,548,258,796

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/20		Year ended
Class A			9/30/19	9/30/18	9/30/17		9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$19.42		$19.09	$19.29	$18.19		$17.38	$18.16

Income (loss) from investment operations
Net investment income (loss) (d)	$0.20		$0.41	$0.37	$0.38	(c)	$0.35	$0.43
Net realized and unrealized gain (loss)	(2.10)		0.78	0.53	1.36		1.41	(0.40)
Total from investment operations	$(1.90)		$1.19	$0.90	$1.74		$1.76	$0.03

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.39)	$(0.38)	$(0.39)		$(0.44)	$(0.38)
From net realized gain	(0.26)		(0.47)	(0.72)	(0.25)		(0.51)	(0.43)
Total distributions declared to shareholders	$(0.45)		$(0.86)	$(1.10)	$(0.64)		$(0.95)	$(0.81)
Net asset value, end of period (x)	$17.07		$19.42	$19.09	$19.29		$18.19	$17.38
Total return (%) (r)(s)(t)(x)	(10.05	)(n)	6.73	4.71	9.78	(c)	10.50	0.01

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72	(a)	0.73	0.73	0.74	(c)	0.74	0.74
Expenses after expense reductions (f)	0.72	(a)	0.72	0.72	0.73	(c)	0.73	0.74
Net investment income (loss)	2.06	(a)	2.20	1.95	2.03	(c)	1.99	2.35
Portfolio turnover	51	(n)	39	33	38		32	45
Net assets at end of period (000 omitted)	$3,991,198		$4,666,095	$4,838,039	$4,779,558		$4,733,090	$4,492,707

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/20		Year ended
Class B			9/30/19	9/30/18	9/30/17		9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$19.45		$19.12	$19.31	$18.21		$17.40	$18.18

Income (loss) from investment operations
Net investment income (loss) (d)	$0.13		$0.27	$0.23	$0.24	(c)	$0.22	$0.29
Net realized and unrealized gain (loss)	(2.09)		0.77	0.53	1.36		1.40	(0.41)
Total from investment operations	$(1.96)		$1.04	$0.76	$1.60		$1.62	$(0.12)

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.24)	$(0.23)	$(0.25)		$(0.30)	$(0.23)
From net realized gain	(0.26)		(0.47)	(0.72)	(0.25)		(0.51)	(0.43)
Total distributions declared to shareholders	$(0.38)		$(0.71)	$(0.95)	$(0.50)		$(0.81)	$(0.66)
Net asset value, end of period (x)	$17.11		$19.45	$19.12	$19.31		$18.21	$17.40
Total return (%) (r)(s)(t)(x)	(10.33	)(n)	5.90	3.94	8.94	(c)	9.66	(0.75)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48	(a)	1.48	1.48	1.49	(c)	1.49	1.49
Expenses after expense reductions (f)	1.47	(a)	1.47	1.48	1.48	(c)	1.49	1.49
Net investment income (loss)	1.29	(a)	1.44	1.19	1.29	(c)	1.24	1.56
Portfolio turnover	51	(n)	39	33	38		32	45
Net assets at end of period (000 omitted)	$95,425		$124,982	$152,200	$184,889		$205,806	$208,889

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/20		Year ended
Class C			9/30/19	9/30/18	9/30/17		9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$19.55		$19.21	$19.40	$18.29		$17.48	$18.25

Income (loss) from investment operations
Net investment income (loss) (d)	$0.13		$0.27	$0.23	$0.24	(c)	$0.22	$0.29
Net realized and unrealized gain (loss)	(2.10)		0.78	0.53	1.37		1.41	(0.39)
Total from investment operations	$(1.97)		$1.05	$0.76	$1.61		$1.63	$(0.10)

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.24)	$(0.23)	$(0.25)		$(0.31)	$(0.24)
From net realized gain	(0.26)		(0.47)	(0.72)	(0.25)		(0.51)	(0.43)
Total distributions declared to shareholders	$(0.38)		$(0.71)	$(0.95)	$(0.50)		$(0.82)	$(0.67)
Net asset value, end of period (x)	$17.20		$19.55	$19.21	$19.40		$18.29	$17.48
Total return (%) (r)(s)(t)(x)	(10.33	)(n)	5.92	3.91	8.95	(c)	9.62	(0.68)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48	(a)	1.48	1.48	1.49	(c)	1.49	1.49
Expenses after expense reductions (f)	1.48	(a)	1.48	1.48	1.49	(c)	1.49	1.49
Net investment income (loss)	1.29	(a)	1.44	1.18	1.28	(c)	1.24	1.60
Portfolio turnover	51	(n)	39	33	38		32	45
Net assets at end of period (000 omitted)	$491,733		$602,145	$695,252	$1,054,574		$1,102,670	$965,137

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/20		Year ended
Class I			9/30/19	9/30/18	9/30/17		9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$19.41		$19.08	$19.28	$18.18		$17.38	$18.15

Income (loss) from investment operations
Net investment income (loss) (d)	$0.22		$0.45	$0.42	$0.39	(c)	$0.39	$0.47
Net realized and unrealized gain (loss)	(2.08)		0.78	0.52	1.40		1.40	(0.39)
Total from investment operations	$(1.86)		$1.23	$0.94	$1.79		$1.79	$0.08

Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.43)	$(0.42)	$(0.44)		$(0.48)	$(0.42)
From net realized gain	(0.26)		(0.47)	(0.72)	(0.25)		(0.51)	(0.43)
Total distributions declared to shareholders	$(0.48)		$(0.90)	$(1.14)	$(0.69)		$(0.99)	$(0.85)
Net asset value, end of period (x)	$17.07		$19.41	$19.08	$19.28		$18.18	$17.38
Total return (%) (r)(s)(t)(x)	(9.89	)(n)	6.99	4.97	10.06	(c)	10.71	0.31

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.47	(a)	0.48	0.48	0.49	(c)	0.49	0.49
Expenses after expense reductions (f)	N/A		N/A	N/A	N/A		N/A	0.49
Net investment income (loss)	2.30	(a)	2.44	2.20	2.10	(c)	2.22	2.56
Portfolio turnover	51	(n)	39	33	38		32	45
Net assets at end of period (000 omitted)	$587,916		$663,464	$662,998	$593,250		$329,965	$213,734

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/20		Year ended
Class R1			9/30/19	9/30/18	9/30/17		9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$19.39		$19.06	$19.26	$18.17		$17.36	$18.14

Income (loss) from investment operations
Net investment income (loss) (d)	$0.13		$0.27	$0.23	$0.24	(c)	$0.22	$0.28
Net realized and unrealized gain (loss)	(2.09)		0.77	0.52	1.35		1.41	(0.39)
Total from investment operations	$(1.96)		$1.04	$0.75	$1.59		$1.63	$(0.11)

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.24)	$(0.23)	$(0.25)		$(0.31)	$(0.24)
From net realized gain	(0.26)		(0.47)	(0.72)	(0.25)		(0.51)	(0.43)
Total distributions declared to shareholders	$(0.38)		$(0.71)	$(0.95)	$(0.50)		$(0.82)	$(0.67)
Net asset value, end of period (x)	$17.05		$19.39	$19.06	$19.26		$18.17	$17.36
Total return (%) (r)(s)(t)(x)	(10.36	)(n)	5.93	3.93	8.90	(c)	9.68	(0.75)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48	(a)	1.48	1.48	1.49	(c)	1.49	1.49
Expenses after expense reductions (f)	N/A		N/A	N/A	N/A		N/A	1.49
Net investment income (loss)	1.29	(a)	1.44	1.19	1.28	(c)	1.24	1.56
Portfolio turnover	51	(n)	39	33	38		32	45
Net assets at end of period (000 omitted)	$9,011		$10,508	$12,068	$12,517		$14,031	$13,964

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/20		Year ended
Class R2			9/30/19	9/30/18	9/30/17		9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$19.48		$19.15	$19.34	$18.24		$17.43	$18.21

Income (loss) from investment operations
Net investment income (loss) (d)	$0.17		$0.36	$0.32	$0.33	(c)	$0.31	$0.39
Net realized and unrealized gain (loss)	(2.09)		0.78	0.54	1.36		1.40	(0.41)
Total from investment operations	$(1.92)		$1.14	$0.86	$1.69		$1.71	$(0.02)

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.34)	$(0.33)	$(0.34)		$(0.39)	$(0.33)
From net realized gain	(0.26)		(0.47)	(0.72)	(0.25)		(0.51)	(0.43)
Total distributions declared to shareholders	$(0.43)		$(0.81)	$(1.05)	$(0.59)		$(0.90)	$(0.76)
Net asset value, end of period (x)	$17.13		$19.48	$19.15	$19.34		$18.24	$17.43
Total return (%) (r)(s)(t)(x)	(10.14	)(n)	6.43	4.48	9.48	(c)	10.19	(0.24)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	(a)	0.98	0.98	0.99	(c)	0.99	0.99
Expenses after expense reductions (f)	N/A		0.98	0.98	0.99	(c)	N/A	0.99
Net investment income (loss)	1.79	(a)	1.94	1.69	1.76	(c)	1.73	2.11
Portfolio turnover	51	(n)	39	33	38		32	45
Net assets at end of period (000 omitted)	$123,844		$165,893	$194,859	$229,263		$205,848	$168,609

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/20		Year ended
Class R3			9/30/19	9/30/18	9/30/17		9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$19.43		$19.10	$19.30	$18.20		$17.39	$18.17

Income (loss) from investment operations
Net investment income (loss) (d)	$0.20		$0.41	$0.37	$0.37	(c)	$0.35	$0.43
Net realized and unrealized gain (loss)	(2.09)		0.78	0.53	1.37		1.41	(0.41)
Total from investment operations	$(1.89)		$1.19	$0.90	$1.74		$1.76	$0.02

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.39)	$(0.38)	$(0.39)		$(0.44)	$(0.37)
From net realized gain	(0.26)		(0.47)	(0.72)	(0.25)		(0.51)	(0.43)
Total distributions declared to shareholders	$(0.45)		$(0.86)	$(1.10)	$(0.64)		$(0.95)	$(0.80)
Net asset value, end of period (x)	$17.09		$19.43	$19.10	$19.30		$18.20	$17.39
Total return (%) (r)(s)(t)(x)	(9.99	)(n)	6.71	4.70	9.77	(c)	10.48	0.00

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72	(a)	0.73	0.73	0.74	(c)	0.74	0.74
Expenses after expense reductions (f)	N/A		N/A	0.73	N/A		N/A	0.74
Net investment income (loss)	2.05	(a)	2.19	1.94	2.01	(c)	1.99	2.35
Portfolio turnover	51	(n)	39	33	38		32	45
Net assets at end of period (000 omitted)	$251,159		$290,210	$325,625	$331,072		$297,313	$251,635

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/20		Year ended
Class R4			9/30/19	9/30/18	9/30/17		9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$19.44		$19.11	$19.31	$18.20		$17.40	$18.17

Income (loss) from investment operations
Net investment income (loss) (d)	$0.22		$0.46	$0.42	$0.43	(c)	$0.39	$0.48
Net realized and unrealized gain (loss)	(2.09)		0.77	0.52	1.37		1.40	(0.40)
Total from investment operations	$(1.87)		$1.23	$0.94	$1.80		$1.79	$0.08

Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.43)	$(0.42)	$(0.44)		$(0.48)	$(0.42)
From net realized gain	(0.26)		(0.47)	(0.72)	(0.25)		(0.51)	(0.43)
Total distributions declared to shareholders	$(0.48)		$(0.90)	$(1.14)	$(0.69)		$(0.99)	$(0.85)
Net asset value, end of period (x)	$17.09		$19.44	$19.11	$19.31		$18.20	$17.40
Total return (%) (r)(s)(t)(x)	(9.92	)(n)	6.98	4.96	10.10	(c)	10.69	0.31

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.47	(a)	0.48	0.48	0.49(c	)	0.49	0.49
Expenses after expense reductions (f)	N/A		N/A	N/A	N/A		N/A	0.49
Net investment income (loss)	2.30	(a)	2.45	2.19	2.29	(c)	2.23	2.62
Portfolio turnover	51	(n)	39	33	38		32	45
Net assets at end of period (000 omitted)	$209,331		$236,165	$249,073	$291,662		$297,677	$287,976

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/20		Year ended
Class R6			9/30/19	9/30/18	9/30/17		9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$19.42		$19.09	$19.29	$18.19		$17.38	$18.16

Income (loss) from investment operations
Net investment income (loss) (d)	$0.23		$0.47	$0.44	$0.42	(c)	$0.41	$0.55
Net realized and unrealized gain (loss)	(2.09)		0.78	0.52	1.38		1.41	(0.47)
Total from investment operations	$(1.86)		$1.25	$0.96	$1.80		$1.82	$0.08

Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.45)	$(0.44)	$(0.45)		$(0.50)	$(0.43)
From net realized gain	(0.26)		(0.47)	(0.72)	(0.25)		(0.51)	(0.43)
Total distributions declared to shareholders	$(0.49)		$(0.92)	$(1.16)	$(0.70)		$(1.01)	$(0.86)
Net asset value, end of period (x)	$17.07		$19.42	$19.09	$19.29		$18.19	$17.38
Total return (%) (r)(s)(t)(x)	(9.90	)(n)	7.07	5.06	10.14	(c)	10.86	0.34

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.39	(a)	0.40	0.40	0.40	(c)	0.41	0.41
Expenses after expense reductions (f)	N/A		N/A	N/A	N/A		N/A	0.41
Net investment income (loss)	2.38	(a)	2.52	2.29	2.27	(c)	2.31	3.02
Portfolio turnover	51	(n)	39	33	38		32	45
Net assets at end of period (000 omitted)	$719,985		$753,666	$632,943	$389,609		$169,348	$67,900

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/20		Year ended
Class 529A			9/30/19	9/30/18	9/30/17		9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$19.36		$19.03	$19.24	$18.14		$17.34	$18.12

Income (loss) from investment operations
Net investment income (loss) (d)	$0.20		$0.40	$0.36	$0.37	(c)	$0.34	$0.42
Net realized and unrealized gain (loss)	(2.09)		0.78	0.52	1.36		1.40	(0.40)
Total from investment operations	$(1.89)		$1.18	$0.88	$1.73		$1.74	$0.02

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.38)	$(0.37)	$(0.38)		$(0.43)	$(0.37)
From net realized gain	(0.26)		(0.47)	(0.72)	(0.25)		(0.51)	(0.43)
Total distributions declared to shareholders	$(0.45)		$(0.85)	$(1.09)	$(0.63)		$(0.94)	$(0.80)
Net asset value, end of period (x)	$17.02		$19.36	$19.03	$19.24		$18.14	$17.34
Total return (%) (r)(s)(t)(x)	(10.04	)(n)	6.71	4.63	9.77	(c)	10.42	(0.03)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	(a)	0.78	0.79	0.84	(c)	0.84	0.84
Expenses after expense reductions (f)	0.76	(a)	0.76	0.77	0.77	(c)	0.77	0.78
Net investment income (loss)	2.02	(a)	2.16	1.91	1.97	(c)	1.95	2.31
Portfolio turnover	51	(n)	39	33	38		32	45
Net assets at end of period (000 omitted)	$23,596		$26,158	$24,945	$23,275		$21,204	$18,177

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/20		Year ended
Class 529B			9/30/19	9/30/18	9/30/17		9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$19.45		$19.11	$19.31	$18.21		$17.40	$18.17

Income (loss) from investment operations
Net investment income (loss) (d)	$0.19		$0.30	$0.22	$0.23	(c)	$0.21	$0.27
Net realized and unrealized gain (loss)	(2.09)		0.79	0.52	1.36		1.41	(0.38)
Total from investment operations	$(1.90)		$1.09	$0.74	$1.59		$1.62	$(0.11)

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.28)	$(0.22)	$(0.24)		$(0.30)	$(0.23)
From net realized gain	(0.26)		(0.47)	(0.72)	(0.25)		(0.51)	(0.43)
Total distributions declared to shareholders	$(0.45)		$(0.75)	$(0.94)	$(0.49)		$(0.81)	$(0.66)
Net asset value, end of period (x)	$17.10		$19.45	$19.11	$19.31		$18.21	$17.40
Total return (%) (r)(s)(t)(x)	(10.06	)(n)	6.16	3.86	8.88	(c)	9.60	(0.75)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	(a)	1.29	1.54	1.59	(c)	1.59	1.59
Expenses after expense reductions (f)	N/A		N/A	1.53	1.53	(c)	1.54	1.54
Net investment income (loss)	1.99	(a)	1.63	1.14	1.23	(c)	1.19	1.50
Portfolio turnover	51	(n)	39	33	38		32	45
Net assets at end of period (000 omitted)	$790		$981	$1,228	$1,483		$1,580	$1,721

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/20		Year ended
Class 529C			9/30/19	9/30/18	9/30/17		9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$19.53		$19.20	$19.39	$18.28		$17.47	$18.25

Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.26	$0.22	$0.23	(c)	$0.21	$0.28
Net realized and unrealized gain (loss)	(2.10)		0.77	0.53	1.37		1.41	(0.40)
Total from investment operations	$(1.98)		$1.03	$0.75	$1.60		$1.62	$(0.12)

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.23)	$(0.22)	$(0.24)		$(0.30)	$(0.23)
From net realized gain	(0.26)		(0.47)	(0.72)	(0.25)		(0.51)	(0.43)
Total distributions declared to shareholders	$(0.37)		$(0.70)	$(0.94)	$(0.49)		$(0.81)	$(0.66)
Net asset value, end of period (x)	$17.18		$19.53	$19.20	$19.39		$18.28	$17.47
Total return (%) (r)(s)(t)(x)	(10.36	)(n)	5.82	3.89	8.91	(c)	9.57	(0.79)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	(a)	1.53	1.54	1.59	(c)	1.59	1.59
Expenses after expense reductions (f)	1.52	(a)	1.53	1.53	1.53	(c)	1.54	1.54
Net investment income (loss)	1.25	(a)	1.39	1.14	1.22	(c)	1.18	1.55
Portfolio turnover	51	(n)	39	33	38		32	45
Net assets at end of period (000 omitted)	$6,916		$7,994	$9,088	$11,223		$10,428	$8,222

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Total Return Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables –Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities purchased at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be amortized to the earliest call date. The fund adopted ASU 2017-08 as of the beginning of the reporting period on a modified retrospective basis. The adoption resulted in a change in accounting principle, since the fund had historically amortized such premiums to maturity for U.S. GAAP. As a result of the adoption, the fund recognized a cumulative effect adjustment that decreased the beginning of period cost of investments and increased the unrealized appreciation on investments by offsetting amounts. Adoption had no impact on the fund’s net assets or any prior period information presented in the financial statements. With respect to the fund’s results of

Notes to Financial Statements (unaudited) – continued

operations, amortization of premium to first call date under ASU 2017-08 accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the

Notes to Financial Statements (unaudited) – continued

security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

Notes to Financial Statements (unaudited) – continued

The following is a summary of the levels used as of March 31, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$3,607,511,784	$—	$—	$3,607,511,784
Switzerland	—	86,256,872	—	86,256,872
United Kingdom	6,998,782	74,791,093	—	81,789,875
Taiwan	34,686,221	—	—	34,686,221
Canada	21,748,056	—	—	21,748,056
Netherlands	19,903,449	—	—	19,903,449
Japan	—	17,573,608	—	17,573,608
Germany	—	15,876,245	—	15,876,245
France	—	14,518,105	—	14,518,105
Other Countries	—	13,925,319	—	13,925,319
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	510,914,202	—	510,914,202
Non-U.S. Sovereign Debt	—	17,135,774	—	17,135,774
Municipal Bonds	—	18,653,575	—	18,653,575
U.S. Corporate Bonds	—	781,970,302	—	781,970,302
Residential Mortgage-Backed Securities	—	778,605,117	—	778,605,117
Commercial Mortgage-Backed Securities	—	195,902,056	—	195,902,056
Asset-Backed Securities (including CDOs)	—	155,497,889	—	155,497,889
Foreign Bonds	—	113,914,920	—	113,914,920
Mutual Funds	6,861,514	—	—	6,861,514
Total	$3,697,709,806	$2,795,535,077	$—	$6,493,244,883

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least

Notes to Financial Statements (unaudited) – continued

equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2020, there were no securities on loan or collateral outstanding.

TBA Dollar Roll Transactions – The fund enters into TBA dollar roll transactions in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. TBA dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Some securities may be purchased or sold on an extended settlement basis which includes “when-issued”, “delayed delivery” or “To Be Announced” (TBA) securities. For extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement time. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent

Notes to Financial Statements (unaudited) – continued

to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. When the fund sells securities on a when-issued, delayed delivery, TBA, or forward commitment basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the delivered securities. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired or sold is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA securities resulting from these transactions are included in the Portfolio of Investments. TBA purchase commitments and TBA sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in Investments purchased or sold on an extended settlement basis in the Statement of Assets and Liabilities. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To mitigate the counterparty credit risk on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the

Notes to Financial Statements (unaudited) – continued

other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended March 31, 2020, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and partnership adjustments.

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 9/30/19
Ordinary income (including any short-term capital gains)	$151,457,015
Long-term capital gains	187,411,689

Total distributions	$338,868,704

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/20

Cost of investments	$5,754,923,590
Gross appreciation	1,109,036,791

Gross depreciation	(370,715,498)
Net unrealized appreciation (depreciation)	$738,321,293

As of 9/30/19

Undistributed ordinary income	25,133,701
Undistributed long-term capital gain	100,038,052
Other temporary differences	(15,001,643)
Net unrealized appreciation (depreciation)	1,739,161,916

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Class C and Class 529C shares will convert to Class A and Class 529A shares,

Notes to Financial Statements (unaudited) – continued

respectively, approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 3/31/20	Year ended 9/30/19
Class A	$107,225,611	$210,257,354
Class B	2,298,814	5,370,954
Class C	11,226,190	24,601,179
Class I	16,651,052	31,083,162
Class R1	203,837	419,199
Class R2	3,459,757	7,849,093
Class R3	6,790,838	14,302,727
Class R4	5,936,363	11,580,802
Class R6	19,875,448	31,913,119
Class 529A	617,316	1,126,162
Class 529B	21,557	43,150
Class 529C	151,942	321,803
Total	$174,458,725	$338,868,704

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $6.3 billion	0.35%
In excess of $6.3 billion	0.34%

The management fee incurred for the six months ended March 31, 2020 was equivalent to an annual effective rate of 0.35% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $371,573 and $5,077 for the six months ended March 31, 2020, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$5,774,676
Class B	0.75%	0.25%	1.00%	1.00%	590,423
Class C	0.75%	0.25%	1.00%	1.00%	2,916,517
Class R1	0.75%	0.25%	1.00%	1.00%	51,854
Class R2	0.25%	0.25%	0.50%	0.50%	393,610
Class R3	—	0.25%	0.25%	0.25%	364,999
Class 529A	—	0.25%	0.25%	0.23%	33,329
Class 529B	0.75%	0.25%	1.00%	0.25%	1,175
Class 529C	0.75%	0.25%	1.00%	1.00%	39,655
Total Distribution and Service Fees					$10,166,238

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2020 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended March 31, 2020, this rebate amounted to $178,260, $1,612, $2,077, $2,553, and $103 for Class A, Class B, Class C, Class 529A, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations. For the six months ended March 31, 2020, the 0.75% distribution fee was not imposed for Class 529B shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2020, were as follows:

Amount
Class A	$9,751
Class B	57,243
Class C	14,014
Class 529B	1
Class 529C	134

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping

Notes to Financial Statements (unaudited) – continued

and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended March 31, 2020, were as follows:

Fee
Class 529A	$6,666
Class 529B	235
Class 529C	1,985
Total Program Manager Fees	$8,886

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2020, the fee was $475,554, which equated to 0.0127% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended March 31, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,028,695.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2020 was equivalent to an annual effective rate of 0.0074% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $622 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended March 31, 2020. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $8,232 at March 31, 2020, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) – continued

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended March 31, 2020, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $3,039,050 and $920,626, respectively. The sales transactions resulted in net realized gains (losses) of $(52,246).

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended March 31, 2020, this reimbursement amounted to $73,368, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended March 31, 2020, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$846,421,634	$1,441,023,984
Non-U.S. Government securities	2,965,079,959	2,643,129,677

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/20		Year ended 9/30/19

	Shares	Amount	Shares	Amount
Shares sold
Class A	9,220,455	$177,571,593	18,618,887	$346,766,979
Class B	42,595	830,577	383,732	7,049,344
Class C	1,928,751	37,532,377	3,520,077	65,513,224
Class I	3,948,734	76,317,220	8,159,266	151,260,489
Class R1	30,399	568,136	46,688	863,741
Class R2	343,511	6,656,950	912,698	16,963,457
Class R3	1,633,747	32,075,760	2,749,285	51,134,535
Class R4	1,494,747	28,987,274	1,892,602	35,338,325
Class R6	8,672,534	167,088,186	11,795,111	219,137,566
Class 529A	106,844	2,084,052	218,500	4,019,574
Class 529B	1,679	31,644	4,104	75,986
Class 529C	30,163	574,456	59,890	1,125,876
	27,454,159	$530,318,225	48,360,840	$899,249,096

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/20		Year ended 9/30/19

	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	5,157,396	$101,146,676	11,177,674	$197,957,221
Class B	107,829	2,129,114	282,412	4,954,540
Class C	492,802	9,775,257	1,217,147	21,463,934
Class I	716,139	14,024,575	1,463,785	25,994,476
Class R1	10,367	203,837	23,943	419,199
Class R2	169,135	3,334,639	406,782	7,201,287
Class R3	345,973	6,790,676	808,503	14,302,727
Class R4	275,131	5,395,059	614,085	10,901,577
Class R6	883,281	17,290,862	1,563,855	27,854,002
Class 529A	31,572	617,286	63,731	1,126,036
Class 529B	1,097	21,557	2,448	43,129
Class 529C	7,667	151,942	18,269	321,619
	8,198,389	$160,881,480	17,642,634	$312,539,747

Shares reacquired
Class A	(20,933,041)	$(400,556,099)	(42,945,544)	$(796,147,665)
Class B	(998,027)	(19,083,682)	(2,201,789)	(40,945,250)
Class C	(4,626,170)	(88,783,552)	(10,127,414)	(188,903,197)
Class I	(4,399,756)	(82,672,087)	(10,187,316)	(187,800,899)
Class R1	(54,219)	(1,036,253)	(161,787)	(2,994,396)
Class R2	(1,799,843)	(33,764,837)	(2,980,801)	(55,478,364)
Class R3	(2,216,225)	(42,711,726)	(5,669,798)	(104,821,153)
Class R4	(1,672,681)	(31,925,499)	(3,392,392)	(62,287,575)
Class R6	(6,200,977)	(120,590,661)	(7,702,565)	(143,304,372)
Class 529A	(103,362)	(1,995,676)	(241,662)	(4,477,559)
Class 529B	(7,043)	(136,366)	(20,369)	(377,909)
Class 529C	(44,538)	(875,301)	(142,363)	(2,625,273)
	(43,055,882)	$(824,131,739)	(85,773,800)	$(1,590,163,612)

Net change
Class A	(6,555,190)	$(121,837,830)	(13,148,983)	$(251,423,465)
Class B	(847,603)	(16,123,991)	(1,535,645)	(28,941,366)
Class C	(2,204,617)	(41,475,918)	(5,390,190)	(101,926,039)
Class I	265,117	7,669,708	(564,265)	(10,545,934)
Class R1	(13,453)	(264,280)	(91,156)	(1,711,456)
Class R2	(1,287,197)	(23,773,248)	(1,661,321)	(31,313,620)
Class R3	(236,505)	(3,845,290)	(2,112,010)	(39,383,891)
Class R4	97,197	2,456,834	(885,705)	(16,047,673)
Class R6	3,354,838	63,788,387	5,656,401	103,687,196
Class 529A	35,054	705,662	40,569	668,051
Class 529B	(4,267)	(83,165)	(13,817)	(258,794)
Class 529C	(6,708)	(148,903)	(64,204)	(1,177,778)
	(7,403,334)	$(132,932,034)	(19,770,326)	$(378,374,769)

Notes to Financial Statements (unaudited) – continued

Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended March 31, 2020, the fund’s commitment fee and interest expense were $19,542 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$100,761,592	$661,393,486	$755,326,596	$42,789	$(9,757)	$6,861,514

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$1,204,269	$—

(8) Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST V

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: May 15, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: May 15, 2020

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 15, 2020

*	Print name and title of each signing officer under his or her signature.